UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                            Investment Company Act file number 811-10001

                       OPPENHEIMER MAIN STREET OPPORTUNITY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                       (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  July 31

Date of reporting period:  August 1, 2002 - July 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended July 31, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. For the 12-month period ended July 31, 2003, Oppenheimer Main Street Opportunity Fund(R) produced a total return of 15.30% for its Class A shares (without sales charge), compared with the 11.98% return for the Russell 3000 Index, over the same period.
   The primary factor supporting the Fund's strong relative performance during the 12-month reporting period was its emphasis on micro-, small- and mid-cap stocks, and its correspondingly light exposure to large- and mega-cap stocks compared to its benchmark. For some time now, our quantitative models have predicted that smaller-cap stocks would produce higher rates of return than larger-cap stocks. This continued to be the case throughout the reporting period, and the Fund benefited when smaller-cap stocks led the second-quarter 2003 market rally. In fact, the smallest stocks in the universe of U.S. companies (micro-cap) outperformed the largest stocks (mega-cap) by 25.4% during the reporting period.
   The Fund also benefited by remaining fully invested throughout the reporting period, enabling it to capture the benefits of the market's 2003 advance more completely. In addition, the Fund remained very broadly diversified, holding nearly 1,100 stocks as of July 31, 2003. At the end of the reporting period, no stock was on average overweighted by more than 0.40% relative to the Fund's benchmark. This risk-management strategy helped to prevent disappointments in any single stock from having a disproportionate effect on the overall portfolio.
   It may be interesting for shareholders to note that, while the list of the Fund's top ten holdings includes a number of the market's largest companies, the Fund's exposure to most of those large companies is substantially less than that of the benchmark. Instead, we believe that a better indicator of the Fund's strategic position is a view of its largest over-weights, which are concentrated among smaller companies, and its largest under-weights, which are all mega-cap stocks with market capitalizations of more than $48.2 billion.
   Although our bottom-up stock selection process led to modest over- and under-weights in the various economic sectors that comprise the Russell 3000 Index, the way assets were allocated among industry groups ultimately had little bearing on the Fund's performance during the reporting period. As of July 31, 2003, the Fund's greatest over-weights were in the consumer discretionary, industrials and energy groups. The Fund's greatest under-weights were in the financial and consumer staples areas.
   Similarly, neither growth- nor value-oriented stocks provided a clear advantage during the reporting period. As of July 31, 2003, the Fund featured growth characteristics that

5  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION

were 16% to 43% higher than those of the benchmark, and valuation ratios that were 2% to 4% lower than the market averages.
   As of July 31, 2003, the percentage of the Fund's assets allocated to small- and micro-cap stocks declined modestly to approximately 48% of the portfolio from 54.6% at the end of 2002. The allocation to mid-cap stocks was about 23.2% of the portfolio at period's end, down about 7% over the last seven months. At the same time, assets allocated to large- and mega-cap stocks rose to about 28.7% of the portfolio. These trends are a result of the cap size specific rankings generated by our quantitative models, suggesting that small stocks currently remain more attractive than large ones, but less so than at the start of the reporting period.
   It is important to understand that the Fund is not managed according to our view of market trends, industry conditions or macroeconomic forces. Instead, we base our investment decisions on the disciplined application of quantitative models combined with the judgment of experienced portfolio managers. Our bottom-up, multi-factor quantitative models help us identify the stocks that, in our view, are most likely to outperform the market. The Fund's holdings, allocations and management strategies are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until July 31, 2003. For Class A, B, C and Y shares, performance is measured from commencement of the classes on September 25, 2000. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares and the applicable contingent deferred sales charge for Class B, Class C and Class N shares. The graphs assume that all dividends and capital gains distributions were reinvested in additional shares.
   The Fund's performance is compared to the performance of the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 large U.S. companies by market capitalization, representing approximately 98% of the U.S. equity market. The smallest company in the Russell 3000 Index has a market value of roughly $25 million. The largest has a market value of about $70 billion.
   Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.

6  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Main Street Opportunity Fund(R) (Class A)
     Russell 3000 Index

[LINE CHART]
            Value of Investment    Russell 3000
Date              In Fund              Index

09/25/2000       $9,425              $10,000
10/31/2000        9,218                9,858
01/31/2001        9,714                9,411
04/30/2001        9,638                8,635
07/31/2001        9,874                8,403
10/31/2001        9,214                7,377
01/31/2002       10,015                7,956
04/30/2002       10,459                7,708
07/31/2002        8,752                6,508
10/31/2002        8,544                6,318
01/31/2003        8,346                6,167
04/30/2003        8,931                6,629
07/31/2003       10,091                7,288

Average Annual Total Returns of Class A Shares of the Fund at 7/31/03*
1-Year  8.67%              Since Inception  0.32%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Main Street Opportunity Fund(R) (Class B)
     Russell 3000 Index

[LINE CHART]
            Value of Investment    Russell 3000
Date              In Fund              Index

09/25/2000      $10,000              $10,000
10/31/2000        9,780                9,858
01/31/2001       10,280                9,411
04/30/2001       10,180                8,635
07/31/2001       10,400                8,403
10/31/2001        9,700                7,377
01/31/2002       10,520                7,956
04/30/2002       10,960                7,708
07/31/2002        9,150                6,508
10/31/2002        8,920                6,318
01/31/2003        8,700                6,167
04/30/2003        9,290                6,629
07/31/2003       10,170                7,288

Average Annual Total Returns of Class B Shares of the Fund at 7/31/03*
1-Year  9.43%              Since Inception  0.59%

*See Notes on page 10 for further details.

The performance information for the Russell 3000 Index in the graphs begins on 9/30/00 for Class A, Class B, Class C and Class Y and on 2/28/01 for Class N shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

7  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FUND PERFORMANCE DISCUSSION

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Main Street Opportunity Fund(R) (Class C)
     Russell 3000 Index

[LINE CHART]
            Value of Investment    Russell 3000
Date              In Fund              Index

09/25/2000      $10,000              $10,000
10/31/2000        9,780                9,858
01/31/2001       10,280                9,411
04/30/2001       10,180                8,635
07/31/2001       10,400                8,403
10/31/2001        9,690                7,377
01/31/2002       10,510                7,956
04/30/2002       10,960                7,708
07/31/2002        9,150                6,508
10/31/2002        8,920                6,318
01/31/2003        8,700                6,167
04/30/2003        9,290                6,629
07/31/2003       10,480                7,288

Average Annual Total Returns of Class C Shares of the Fund at 7/31/03*
1-Year  13.54%                      Since Inception  1.66%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Main Street Opportunity Fund(R) (Class N)
     Russell 3000 Index

[LINE CHART]
            Value of Investment    Russell 3000
Date              In Fund              Index

03/01/2001      $10,000              $10,000
04/30/2001       10,376               10,098
07/31/2001       10,620                9,827
10/31/2001        9,909                8,627
01/31/2002       10,762                9,304
04/30/2002       11,220                9,014
07/31/2002        9,380                7,611
10/31/2002        9,157                7,389
01/31/2003        8,943                7,212
04/30/2003        9,563                7,753
07/31/2003       10,793                8,523

Average Annual Total Returns of Class N Shares of the Fund at 7/31/03*
1-Year  14.06%                      Since Inception  3.21%

*See Notes on page 10 for further details.

8  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
     Oppenheimer Main Street Opportunity Fund(R) (Class Y)
     Russell 3000 Index

[LINE CHART]
            Value of Investment    Russell 3000
Date              In Fund              Index

09/25/2000      $10,000              $10,000
10/31/2000        9,780                9,858
01/31/2001       10,314                9,411
04/30/2001       10,233                8,635
07/31/2001       10,494                8,403
10/31/2001        9,803                7,377
01/31/2002       10,654                7,956
04/30/2002       11,135                7,708
07/31/2002        9,322                6,508
10/31/2002        9,112                6,318
01/31/2003        8,912                6,167
04/30/2003        9,553                6,629
07/31/2003       10,804                7,288

Average Annual Total Returns of Class Y Shares of the Fund at 7/31/03*
1-Year  15.90%                      Since Inception  2.75%

The performance information for the Russell 3000 Index in the graphs begins on 9/30/00 for Class A, Class B, Class C and Class Y and on 2/28/01 for Class N shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.

9  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677). Read the prospectus carefully before you invest or send money.

It is important to remember that the Fund is a new fund with a limited operating history.

Class A shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 3% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 9/25/00. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 9/25/00. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

10  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  July 31, 2003

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Common Stocks--99.1%
--------------------------------------------------------------------------------
 Consumer Discretionary--16.2%
--------------------------------------------------------------------------------
 Auto Components--0.5%
 American Axle &
 Manufacturing Holdings,
 Inc. 1                                                   43,600    $  1,262,220
--------------------------------------------------------------------------------
 Autoliv, Inc.                                            23,200         668,160
--------------------------------------------------------------------------------
 Dana Corp.                                              102,700       1,581,580
--------------------------------------------------------------------------------
 Gentex Corp. 1                                           10,000         355,400
--------------------------------------------------------------------------------
 Keystone Automotive
 Industries, Inc. 1                                       13,800         268,410
--------------------------------------------------------------------------------
 Modine Manufacturing
 Co.                                                      22,100         469,404
--------------------------------------------------------------------------------
 Raytech Corp. 1                                           1,600           5,584
--------------------------------------------------------------------------------
 Spartan Motors, Inc.                                     13,700         116,724
--------------------------------------------------------------------------------
 Sports Resorts
 International, Inc. 1                                     2,000           8,120
--------------------------------------------------------------------------------
 Stoneridge, Inc. 1                                       15,200         226,480
--------------------------------------------------------------------------------
 Strattec Security
 Corp. 1                                                   1,000          53,500
--------------------------------------------------------------------------------
 Tenneco Automotive,
 Inc. 1                                                   12,400          63,860
                                                                    ------------
                                                                       5,079,442

--------------------------------------------------------------------------------
 Automobiles--0.2%
 Ford Motor Co.                                           52,500         580,650
--------------------------------------------------------------------------------
 Harley-Davidson, Inc.                                    16,400         768,832
--------------------------------------------------------------------------------
 Thor Industries, Inc.                                     6,100         268,278
                                                                 ---------------
                                                                       1,617,760

--------------------------------------------------------------------------------
 Distributors--0.2%
 Andersons, Inc. (The)                                     5,900          77,349
--------------------------------------------------------------------------------
 Brightpoint, Inc. 1                                      29,800         780,462
--------------------------------------------------------------------------------
 Handleman Co. 1                                          34,000         591,600
--------------------------------------------------------------------------------
 Source Information
 Management
 Co. (The) 1                                               1,300          10,946
                                                                 ---------------
                                                                       1,460,357

--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.8%
 AFC Enterprises, Inc. 1                                   1,900          29,469
--------------------------------------------------------------------------------
 Ambassadors Group,
 Inc. 1                                                    5,200          97,344
--------------------------------------------------------------------------------
 Applebee's International,
 Inc.                                                     42,700       1,362,130
--------------------------------------------------------------------------------
 Aztar Corp. 1                                           117,000       2,208,960


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Bob Evans Farms, Inc.                                    33,100    $    933,420
--------------------------------------------------------------------------------
 Brinker International,
 Inc. 1                                                   18,600         651,000
--------------------------------------------------------------------------------
 California Pizza Kitchen,
 Inc. 1                                                   16,500         288,898
--------------------------------------------------------------------------------
 CBRL Group, Inc.                                         33,800       1,191,112
--------------------------------------------------------------------------------
 CEC Entertainment,
 Inc. 1                                                   15,500         544,825
--------------------------------------------------------------------------------
 Choice Hotels
 International, Inc. 1                                    64,600       1,986,450
--------------------------------------------------------------------------------
 Darden Restaurants,
 Inc.                                                     51,300         959,823
--------------------------------------------------------------------------------
 Dave & Buster's, Inc. 1                                  48,500         529,620
--------------------------------------------------------------------------------
 Dover Downs Gaming &
 Entertainment, Inc.                                      24,300         219,186
--------------------------------------------------------------------------------
 Frisch's Restaurants,
 Inc.                                                      1,000          22,100
--------------------------------------------------------------------------------
 GTech Holdings Corp.                                     42,900       1,654,653
--------------------------------------------------------------------------------
 Isle of Capri Casinos,
 Inc. 1                                                   39,600         678,744
--------------------------------------------------------------------------------
 Jack in the Box, Inc. 1                                   5,600         119,280
--------------------------------------------------------------------------------
 Multimedia Games,
 Inc. 1                                                   49,900       1,125,245
--------------------------------------------------------------------------------
 Navigant International,
 Inc. 1                                                    2,700          38,421
--------------------------------------------------------------------------------
 Outback Steakhouse,
 Inc.                                                     34,300       1,281,105
--------------------------------------------------------------------------------
 P.F. Chang's China Bistro,
 Inc. 1                                                   18,800         909,544
--------------------------------------------------------------------------------
 Panera Bread Co.,
 Cl. A 1                                                   8,400         347,508
--------------------------------------------------------------------------------
 Papa John's International,
 Inc. 1                                                    7,700         202,895
--------------------------------------------------------------------------------
 Rare Hospitality
 International, Inc. 1                                    55,100       1,923,596
--------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                       23,900         543,964
--------------------------------------------------------------------------------
 Ryan's Family Steak
 Houses, Inc. 1                                           87,700       1,183,950
--------------------------------------------------------------------------------
 Scientific Games
 Corp., Cl. A 1                                            3,600          30,240
--------------------------------------------------------------------------------
 Shuffle Master, Inc. 1                                   36,600       1,071,282
--------------------------------------------------------------------------------
 Six Flags, Inc. 1                                        10,500          49,875
--------------------------------------------------------------------------------
 Sonic Corp. 1                                            31,300         764,972
--------------------------------------------------------------------------------
 Starbucks Corp. 1                                        22,500         614,925
--------------------------------------------------------------------------------
 Station Casinos, Inc. 1                                  56,600       1,641,400



11  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Steak n Shake
 Co. (The) 1                                              12,600    $    189,126
--------------------------------------------------------------------------------
 Total Entertainment
 Restaurant Corp. 1                                       22,500         222,750
--------------------------------------------------------------------------------
 Yum! Brands, Inc. 1                                      37,500       1,122,375
                                                                    ------------
                                                                      26,740,187

--------------------------------------------------------------------------------
 Household Durables--2.5%
 Applica, Inc.                                            32,600         267,646
--------------------------------------------------------------------------------
 Beazer Homes USA,
 Inc. 1                                                   24,200       1,867,272
--------------------------------------------------------------------------------
 Blyth, Inc.                                               9,600         251,136
--------------------------------------------------------------------------------
 Boyds Collection
 Ltd. (The) 1                                              1,800           8,082
--------------------------------------------------------------------------------
 Brookfield Homes
 Corp.                                                    44,700         739,338
--------------------------------------------------------------------------------
 Cavco Industries, Inc. 1                                    940          18,096
--------------------------------------------------------------------------------
 Centex Corp.                                             18,800       1,364,316
--------------------------------------------------------------------------------
 CSS Industries, Inc.                                     18,500         469,345
--------------------------------------------------------------------------------
 Department 56, Inc. 1                                    28,400         394,760
--------------------------------------------------------------------------------
 Digital Theater
 Systems, Inc. 1                                          23,900         501,900
--------------------------------------------------------------------------------
 Dominion Homes,
 Inc. 1                                                    2,400          62,640
--------------------------------------------------------------------------------
 Emerson Radio Corp. 1                                    43,900         276,131
--------------------------------------------------------------------------------
 Enesco Group, Inc. 1                                      4,700          35,720
--------------------------------------------------------------------------------
 Fedders Corp.                                            17,500          62,125
--------------------------------------------------------------------------------
 Flexsteel Industries,
 Inc.                                                      1,000          17,530
--------------------------------------------------------------------------------
 Harman International
 Industries, Inc.                                          7,600         635,360
--------------------------------------------------------------------------------
 Helen of Troy Ltd. 1                                     70,500       1,290,150
--------------------------------------------------------------------------------
 Hovnanian Enterprises,
 Inc., Cl. A 1                                            47,200       2,329,320
--------------------------------------------------------------------------------
 Jarden Corp. 1                                           43,500       1,287,165
--------------------------------------------------------------------------------
 KB Home                                                  24,200       1,369,962
--------------------------------------------------------------------------------
 Kimball International,
 Inc., Cl. B                                              11,500         173,305
--------------------------------------------------------------------------------
 M.D.C. Holdings, Inc.                                    29,500       1,467,920
--------------------------------------------------------------------------------
 M/I Schottenstein
 Homes, Inc.                                              10,200         416,058
--------------------------------------------------------------------------------
 Meritage Corp. 1                                         38,600       1,713,068
--------------------------------------------------------------------------------
 Movado Group, Inc.                                       19,500         450,450
--------------------------------------------------------------------------------
 National Presto
 Industries, Inc.                                          3,000         103,110



                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Household Durables Continued
 Newell Rubbermaid,
 Inc.                                                     43,300    $  1,023,179
--------------------------------------------------------------------------------
 Oneida Ltd.                                              16,300          99,593
--------------------------------------------------------------------------------
 Palm Harbor Homes,
 Inc. 1                                                    3,500          63,350
--------------------------------------------------------------------------------
 Ryland Group,
 Inc. (The)                                               20,000       1,297,800
--------------------------------------------------------------------------------
 Standard Pacific Corp.                                   40,700       1,383,800
--------------------------------------------------------------------------------
 Stanley Furniture
 Co., Inc.                                                 1,000          26,640
--------------------------------------------------------------------------------
 Technical Olympic
 USA, Inc. 1                                               3,000          77,550
--------------------------------------------------------------------------------
 Toro Co. (The)                                           46,400       1,855,072
--------------------------------------------------------------------------------
 William Lyon Homes,
 Inc. 1                                                    9,100         318,045
--------------------------------------------------------------------------------
 Yankee Candle,
 Inc. (The) 1                                             20,500         492,410
                                                                    ------------
                                                                      24,209,344

--------------------------------------------------------------------------------
 Internet & Catalog Retail--0.1%
 FTD, Inc., Cl. A 1                                        2,300          57,270
--------------------------------------------------------------------------------
 J. Jill Group, Inc. 1                                    32,150         452,029
--------------------------------------------------------------------------------
 PC Connection, Inc. 1                                     5,300          49,502
--------------------------------------------------------------------------------
 School Specialty, Inc. 1                                  9,500         263,435
                                                                    ------------
                                                                         822,236

--------------------------------------------------------------------------------
 Leisure Equipment & Products--1.0%
 Action Performance
 Cos., Inc.                                               79,500       1,722,765
--------------------------------------------------------------------------------
 Callaway Golf Co.                                        78,000       1,205,880
--------------------------------------------------------------------------------
 Eastman Kodak Co.                                        41,500       1,146,645
--------------------------------------------------------------------------------
 Hasbro, Inc.                                             91,100       1,717,235
--------------------------------------------------------------------------------
 MarineMax, Inc. 1                                        21,900         303,315
--------------------------------------------------------------------------------
 Marvel Enterprises,
 Inc. 1                                                   85,000       1,666,000
--------------------------------------------------------------------------------
 Mattel, Inc.                                             56,700       1,101,681
--------------------------------------------------------------------------------
 Oakley, Inc. 1                                            5,800          65,482
--------------------------------------------------------------------------------
 RC2 Corp. 1                                              40,500         638,280
--------------------------------------------------------------------------------
 SCP Pool Corp. 1                                         12,000         465,120
                                                                    ------------
                                                                      10,032,403

--------------------------------------------------------------------------------
 Media--0.8%
 Advo, Inc. 1                                              8,300         385,535
--------------------------------------------------------------------------------
 AOL Time Warner,
 Inc. 1                                                   19,000         293,170



12  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Media Continued
 APAC Teleservices,
 Inc. 1                                                   10,100    $     28,381
--------------------------------------------------------------------------------
 Comcast Corp., Cl. A 1                                   22,000         667,040
--------------------------------------------------------------------------------
 Courier Corp.                                             3,100         161,820
--------------------------------------------------------------------------------
 Digital Generation
 Systems, Inc. 1                                          25,800          57,534
--------------------------------------------------------------------------------
 Getty Images, Inc. 1                                     50,000       1,906,500
--------------------------------------------------------------------------------
 Grey Global Group,
 Inc.                                                      2,000       1,560,000
--------------------------------------------------------------------------------
 Hollinger International,
 Inc.                                                     12,300         140,466
--------------------------------------------------------------------------------
 Interactive Data Corp. 1                                 10,500         175,455
--------------------------------------------------------------------------------
 R.H. Donnelley Corp. 1                                    9,800         387,100
--------------------------------------------------------------------------------
 Thomas Nelson, Inc. 1                                     3,700          47,989
--------------------------------------------------------------------------------
 Viacom, Inc., Cl. B 1                                    12,500         544,000
--------------------------------------------------------------------------------
 Washington Post
 Co. (The), Cl. B                                          2,100       1,419,600
                                                                    ------------
                                                                       7,774,590

--------------------------------------------------------------------------------
 Multiline Retail--0.1%
 Dollar Tree Stores, Inc. 1                               24,400         894,992
--------------------------------------------------------------------------------
 Specialty Retail--6.1%
 Abercrombie & Fitch
 Co., Cl. A 1                                             41,400       1,328,526
--------------------------------------------------------------------------------
 Aeropostale, Inc. 1                                      60,900       1,592,535
--------------------------------------------------------------------------------
 America's Car-Mart,
 Inc. 1                                                    1,200          22,506
--------------------------------------------------------------------------------
 AutoZone, Inc. 1                                         28,000       2,331,280
--------------------------------------------------------------------------------
 Bed Bath & Beyond,
 Inc. 1                                                    7,100         274,699
--------------------------------------------------------------------------------
 Big 5 Sporting Goods
 Corp. 1                                                   1,300          19,098
--------------------------------------------------------------------------------
 Blair Corp.                                              20,300         457,562
--------------------------------------------------------------------------------
 Bombay Co.,
 Inc. (The) 1                                            161,500       1,619,845
--------------------------------------------------------------------------------
 Brookstone, Inc. 1                                       45,900       1,051,110
--------------------------------------------------------------------------------
 Building Materials
 Holding Corp.                                            28,600         381,810
--------------------------------------------------------------------------------
 Cache, Inc. 1                                             2,000          39,240
--------------------------------------------------------------------------------
 Christopher & Banks
 Corp. 1                                                  11,300         446,915
--------------------------------------------------------------------------------
 Claire's Stores, Inc.                                    75,100       2,050,230
--------------------------------------------------------------------------------
 Cole National Corp. 1                                    31,600         356,448
--------------------------------------------------------------------------------
 Cost Plus, Inc. 1                                        25,900         965,293
--------------------------------------------------------------------------------
 CSK Auto Corp. 1                                         24,700         365,560



                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Specialty Retail Continued
 Deb Shops, Inc.                                          16,900    $    329,550
--------------------------------------------------------------------------------
 Dress Barn, Inc. (The) 1                                 39,600         517,968
--------------------------------------------------------------------------------
 Finish Line, Inc.
 (The), Cl. A 1                                           62,700       1,402,599
--------------------------------------------------------------------------------
 Footstar, Inc. 1                                         60,900         689,997
--------------------------------------------------------------------------------
 GameStop Corp. 1                                         22,400         304,640
--------------------------------------------------------------------------------
 Gap, Inc. (The)                                         110,000       1,978,900
--------------------------------------------------------------------------------
 Goody's Family
 Clothing, Inc.                                           24,000         198,480
--------------------------------------------------------------------------------
 Guitar Center, Inc. 1                                     5,000         168,500
--------------------------------------------------------------------------------
 Gymboree Corp. 1                                         79,000       1,175,520
--------------------------------------------------------------------------------
 Hancock Fabrics, Inc.                                    27,600         496,800
--------------------------------------------------------------------------------
 Haverty Furniture
 Cos., Inc.                                                1,300          21,515
--------------------------------------------------------------------------------
 Hibbett Sporting
 Goods, Inc. 1                                            14,500         327,845
--------------------------------------------------------------------------------
 Hollywood Entertainment
 Corp. 1                                                  33,300         557,442
--------------------------------------------------------------------------------
 Home Depot, Inc.                                        115,000       3,588,000
--------------------------------------------------------------------------------
 Hot Topic, Inc. 1                                        66,200       1,913,180
--------------------------------------------------------------------------------
 Jo-Ann Stores,
 Inc., Cl. A 1                                            26,600         719,530
--------------------------------------------------------------------------------
 Jos. A. Banks Clothiers,
 Inc. 1                                                   41,500       1,626,800
--------------------------------------------------------------------------------
 Loehmann's Holdings,
 Inc. 1                                                   12,100         181,379
--------------------------------------------------------------------------------
 Lowe's Cos., Inc.                                        19,500         927,420
--------------------------------------------------------------------------------
 Men's Wearhouse,
 Inc. (The) 1                                             65,100       1,647,681
--------------------------------------------------------------------------------
 Monro Muffler Brake,
 Inc. 1                                                   14,000         439,040
--------------------------------------------------------------------------------
 Mothers Work, Inc. 1                                      1,600          53,344
--------------------------------------------------------------------------------
 Movie Gallery, Inc. 1                                    88,250       1,765,000
--------------------------------------------------------------------------------
 NetFlix.com, Inc. 1                                      35,000         917,000
--------------------------------------------------------------------------------
 Pacific Sunwear of
 California, Inc. 1                                       70,000       2,124,500
--------------------------------------------------------------------------------
 Pier 1 Imports, Inc.                                     61,000       1,134,600
--------------------------------------------------------------------------------
 Regis Corp.                                              43,300       1,333,207
--------------------------------------------------------------------------------
 Ross Stores, Inc.                                        35,700       1,631,490
--------------------------------------------------------------------------------
 Select Comfort Corp. 1                                   75,400       1,658,046
--------------------------------------------------------------------------------
 Sharper Image Corp. 1                                    93,500       2,629,314
--------------------------------------------------------------------------------
 Shoe Carnival, Inc. 1                                    31,100         431,046
--------------------------------------------------------------------------------
 Sonic Automotive,
 Inc. 1                                                   31,000         795,150



13  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Specialty Retail Continued
 Sports Authority,
 Inc. (The) 1                                             72,500    $    790,250
--------------------------------------------------------------------------------
 Staples, Inc. 1                                         115,300       2,322,142
--------------------------------------------------------------------------------
 Syms Corp. 1                                              5,400          36,990
--------------------------------------------------------------------------------
 TBC Corp. 1                                              56,000       1,123,360
--------------------------------------------------------------------------------
 TJX Cos., Inc. (The)                                     70,500       1,371,225
--------------------------------------------------------------------------------
 Tractor Supply Co. 1                                     30,300       1,678,317
--------------------------------------------------------------------------------
 Tuesday Morning
 Corp. 1                                                  72,500       2,057,550
--------------------------------------------------------------------------------
 United Auto
 Group, Inc. 1                                             9,800         223,832
--------------------------------------------------------------------------------
 Weight Watchers
 International, Inc. 1                                    16,900         758,810
--------------------------------------------------------------------------------
 Williams-Sonoma, Inc. 1                                  39,300       1,110,225
                                                                    ------------
                                                                      58,460,841

--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--1.9%
 Ashworth, Inc. 1                                          3,400          24,072
--------------------------------------------------------------------------------
 Brown Shoe Co., Inc.                                     39,700       1,184,251
--------------------------------------------------------------------------------
 Cherokee, Inc. 1                                         10,400         197,496
--------------------------------------------------------------------------------
 Coach, Inc. 1                                            34,400       1,823,200
--------------------------------------------------------------------------------
 Columbia Sportswear
 Co. 1                                                    19,200       1,017,408
--------------------------------------------------------------------------------
 Culp, Inc. 1                                             17,200         129,860
--------------------------------------------------------------------------------
 DHB Industries, Inc. 1                                    8,600          36,550
--------------------------------------------------------------------------------
 Hampshire Group
 Ltd. 1                                                    1,000          31,125
--------------------------------------------------------------------------------
 K-Swiss, Inc., Cl. A                                     53,100       2,000,224
--------------------------------------------------------------------------------
 Kellwood Co.                                             61,300       2,013,705
--------------------------------------------------------------------------------
 Kenneth Cole
 Productions, Inc., Cl. A 1                               15,700         389,517
--------------------------------------------------------------------------------
 Liz Claiborne, Inc.                                      54,000       1,859,220
--------------------------------------------------------------------------------
 OshKosh B'Gosh, Inc.,
 Cl. A                                                    17,700         453,120
--------------------------------------------------------------------------------
 Perry Ellis International,
 Inc. 1                                                    6,000         141,840
--------------------------------------------------------------------------------
 Quicksilver, Inc. 1                                      27,500         475,200
--------------------------------------------------------------------------------
 Russell Corp.                                            59,400       1,182,654
--------------------------------------------------------------------------------
 Steven Madden Ltd. 1                                     35,300         678,819
--------------------------------------------------------------------------------
 Timberland Co., Cl. A 1                                  34,700       1,555,254
--------------------------------------------------------------------------------
 Tommy Hilfiger Corp. 1                                  153,500       1,596,400
--------------------------------------------------------------------------------
 Warnaco Group,
 Inc. (The) 1                                              5,200          81,900
--------------------------------------------------------------------------------
 Weyco Group, Inc.                                           200           9,700



                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
Textiles, Apparel & Luxury Goods Continued
Wolverine World Wide,
 Inc.                                                     53,100    $  1,014,210
                                                                    ------------
                                                                      17,895,725

--------------------------------------------------------------------------------
 Consumer Staples--6.0%
--------------------------------------------------------------------------------
 Beverages--1.1%
 Anheuser-Busch
 Cos., Inc.                                               22,700       1,176,314
--------------------------------------------------------------------------------
 Coca-Cola Bottling Co.
 Consolidated                                              4,700         261,555
--------------------------------------------------------------------------------
 Coca-Cola Co. (The)                                      79,700       3,584,109
--------------------------------------------------------------------------------
 Coca-Cola Enterprises,
 Inc.                                                     58,400         995,720
--------------------------------------------------------------------------------
 National Beverage
 Corp. 1                                                   2,200          30,976
--------------------------------------------------------------------------------
 PepsiCo, Inc.                                           100,000       4,607,000
                                                                    ------------
                                                                      10,655,674

--------------------------------------------------------------------------------
 Food & Staples Retailing--1.4%
 Albertson's, Inc.                                        46,800         882,648
--------------------------------------------------------------------------------
 Arden Group, Inc.,
 Cl A 1                                                      600          38,850
--------------------------------------------------------------------------------
 Casey's General Stores,
 Inc.                                                     23,000         352,360
--------------------------------------------------------------------------------
 Chronimed, Inc. 1                                        22,500         258,075
--------------------------------------------------------------------------------
 Great Atlantic & Pacific
 Tea Co., Inc. (The) 1                                    38,300         334,359
--------------------------------------------------------------------------------
 Pantry, Inc. (The) 1                                      2,000          18,980
--------------------------------------------------------------------------------
 Pathmark Stores, Inc. 1                                  39,700         297,595
--------------------------------------------------------------------------------
 Ruddick Corp.                                            69,800       1,144,720
--------------------------------------------------------------------------------
 Smart & Final, Inc. 1                                    18,000          94,500
--------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                   145,000       8,106,950
--------------------------------------------------------------------------------
 Weis Markets, Inc.                                       17,500         572,600
--------------------------------------------------------------------------------
 Winn-Dixie Stores, Inc.                                  85,900         984,414
                                                                    ------------
                                                                      13,086,051

--------------------------------------------------------------------------------
 Food Products--1.4%
 Campbell Soup Co.                                        37,700         910,455
--------------------------------------------------------------------------------
 Central Garden &
 Pet Co. 1                                                28,700         787,528
--------------------------------------------------------------------------------
 Corn Products
 International, Inc.                                       2,400          75,120
--------------------------------------------------------------------------------
 Del Monte Foods Co. 1                                    60,200         526,750
--------------------------------------------------------------------------------
 Flowers Foods, Inc.                                      55,950       1,138,583



14  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Food Products Continued
 Fresh Del Monte
 Produce, Inc.                                            64,700    $  1,800,601
--------------------------------------------------------------------------------
 Hershey Foods Corp.                                      18,200       1,325,142
--------------------------------------------------------------------------------
 International Multifoods
 Corp. 1                                                  14,700         367,500
--------------------------------------------------------------------------------
 J&J Snack Foods Corp. 1                                  23,400         792,792
--------------------------------------------------------------------------------
 Kellogg Co.                                               7,000         240,310
--------------------------------------------------------------------------------
 Kraft Foods, Inc., Cl. A                                 40,600       1,129,086
--------------------------------------------------------------------------------
 Lancaster Colony
 Corp.                                                     5,800         232,580
--------------------------------------------------------------------------------
 M&F Worldwide
 Corp. 1                                                 102,700         877,058
--------------------------------------------------------------------------------
 Omega Protein Corp. 1                                   132,600         842,010
--------------------------------------------------------------------------------
 Peet's Coffee & Tea,
 Inc. 1                                                   51,300         941,355
--------------------------------------------------------------------------------
 Pilgrim's Pride Corp.,
 Cl. B                                                     3,300          41,976
--------------------------------------------------------------------------------
 Ralcorp Holdings, Inc. 1                                 10,800         292,032
--------------------------------------------------------------------------------
 Riviana Foods, Inc.                                       1,000          29,900
--------------------------------------------------------------------------------
 Sanderson Farms, Inc.                                    12,500         370,000
--------------------------------------------------------------------------------
 Sanfilippo (John B.) &
 Son, Inc. 1                                               4,500          67,905
--------------------------------------------------------------------------------
 Sara Lee Corp.                                           20,500         383,145
--------------------------------------------------------------------------------
 Seminis, Inc. 1                                           5,800          21,112
--------------------------------------------------------------------------------
 Sensient Technologies
 Corp.                                                     5,200         111,124
--------------------------------------------------------------------------------
 Virbac Corp. 1                                            1,700          10,166
--------------------------------------------------------------------------------
 Wm. Wrigley Jr. Co.                                      10,100         548,329
                                                                    ------------
                                                                      13,862,559

--------------------------------------------------------------------------------
 Household Products--1.3%
 Chattem, Inc.                                            75,800       1,326,500
--------------------------------------------------------------------------------
 Clorox Co. (The)                                          4,000         173,560
--------------------------------------------------------------------------------
 Colgate-Palmolive Co.                                    40,000       2,184,000
--------------------------------------------------------------------------------
 Energizer Holdings,
 Inc. 1                                                   20,500         702,125
--------------------------------------------------------------------------------
 Nu Skin Asia Pacific,
 Inc., Cl. A                                              18,500         214,415
--------------------------------------------------------------------------------
 Playtex Products, Inc. 1                                 17,400         118,494
--------------------------------------------------------------------------------
 Procter & Gamble
 Corp. (The)                                              75,000       6,590,250
--------------------------------------------------------------------------------
 WD-40 Co.                                                38,200       1,101,306
                                                                 ---------------
                                                                      12,410,650




                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Personal Products--0.4%
 Del Laboratories, Inc.                                    9,175    $    233,504
--------------------------------------------------------------------------------
 Estee Lauder Cos., Inc.
 (The), Cl. A                                             55,000       2,053,150
--------------------------------------------------------------------------------
 First Years, Inc. (The)                                  12,200         151,280
--------------------------------------------------------------------------------
 Gillette Co.                                             16,400         504,464
--------------------------------------------------------------------------------
 Nature's Sunshine
 Products, Inc.                                            5,700          45,600
--------------------------------------------------------------------------------
 USANA Health Sciences,
 Inc. 1                                                   22,500         814,500
                                                                    ------------
                                                                       3,802,498

--------------------------------------------------------------------------------
 Tobacco--0.4%
 Altria Group, Inc.                                       50,000       2,000,500
--------------------------------------------------------------------------------
 Loews Corp./Carolina
 Group                                                    17,400         436,392
--------------------------------------------------------------------------------
 Schweitzer-Mauduit
 International, Inc.                                      28,000         706,720
--------------------------------------------------------------------------------
 Standard Commercial
 Corp.                                                    38,300         673,314
                                                                    ------------
                                                                       3,816,926

--------------------------------------------------------------------------------
 Energy--6.7%
--------------------------------------------------------------------------------
 Energy Equipment & Services--0.9%
 Cal Dive International,
 Inc. 1                                                    5,400         106,920
--------------------------------------------------------------------------------
 Ensign Resource Service
 Group, Inc.                                              95,000       1,312,089
--------------------------------------------------------------------------------
 FMC Technologies,
 Inc. 1                                                   50,000       1,123,000
--------------------------------------------------------------------------------
 Gulf Island Fabrication,
 Inc. 1                                                   28,300         423,085
--------------------------------------------------------------------------------
 Gulfmark Offshore,
 Inc. 1                                                   11,000         155,100
--------------------------------------------------------------------------------
 Key Energy Services,
 Inc. 1                                                   27,800         258,818
--------------------------------------------------------------------------------
 Offshore Logistics, Inc. 1                                4,000          85,000
--------------------------------------------------------------------------------
 Oil States International,
 Inc. 1                                                  160,000       1,800,000
--------------------------------------------------------------------------------
 Trican Well Service
 Ltd. 1                                                   70,000         979,230
--------------------------------------------------------------------------------
 Trican Well Service
 Ltd. 1                                                   60,000         839,340
--------------------------------------------------------------------------------
 Unit Corp. 1                                             79,100       1,547,987
--------------------------------------------------------------------------------
 Willbros Group, Inc. 1                                    8,600          82,130
                                                                    ------------
                                                                       8,712,699

15  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Oil & Gas--5.8%
 Amerada Hess Corp.                                       21,000    $    986,370
--------------------------------------------------------------------------------
 Anadarko Petroleum
 Corp.                                                     6,700         293,460
--------------------------------------------------------------------------------
 Apache Corp.                                              6,515         403,669
--------------------------------------------------------------------------------
 Baytex Energy Ltd. 1                                     97,500         824,587
--------------------------------------------------------------------------------
 BlackRock Ventures,
 Inc. 1                                                  550,000       1,101,367
--------------------------------------------------------------------------------
 Brigham Exploration
 Co. 1                                                     2,000          10,000
--------------------------------------------------------------------------------
 Brown (Tom), Inc. 1                                      49,000       1,242,150
--------------------------------------------------------------------------------
 Burlington Resources,
 Inc.                                                     28,100       1,297,377
--------------------------------------------------------------------------------
 Callon Petroleum Co. 1                                   37,600         251,920
--------------------------------------------------------------------------------
 Canadian Superior
 Energy, Inc. 1                                        1,200,000       1,601,988
--------------------------------------------------------------------------------
 Chesapeake Energy
 Corp.                                                   200,000       1,914,000
--------------------------------------------------------------------------------
 ChevronTexaco Corp.                                      35,000       2,523,850
--------------------------------------------------------------------------------
 Cimarex Energy Co. 1                                     71,593       1,439,735
--------------------------------------------------------------------------------
 Clear Energy, Inc. 1                                    264,466         516,443
--------------------------------------------------------------------------------
 Compton Petroleum
 Corp. 1                                                 175,300         709,540
--------------------------------------------------------------------------------
 Comstock Resources,
 Inc. 1                                                    3,500          44,975
--------------------------------------------------------------------------------
 Crescent Point Energy
 Ltd., Cl. A 1                                           179,025         807,249
--------------------------------------------------------------------------------
 Devon Energy Corp.                                       20,260         959,716
--------------------------------------------------------------------------------
 Dominion Resources
 Black Warrior Trust                                       3,200          91,840
--------------------------------------------------------------------------------
 Enbridge Energy
 Management LLC                                           15,569         696,713
--------------------------------------------------------------------------------
 Encore Acquisition
 Co. 1                                                       600          11,106
--------------------------------------------------------------------------------
 Esprit Exploration
 Ltd. 1,2                                                361,200         651,481
--------------------------------------------------------------------------------
 Esprit Exploration Ltd. 1                               213,800         385,622
--------------------------------------------------------------------------------
 Exxon Mobil Corp.                                        80,000       2,846,400
--------------------------------------------------------------------------------
 Forest Oil Corp. 1                                       35,000         799,050
--------------------------------------------------------------------------------
 Frontier Oil Corp.                                      100,000       1,516,000
--------------------------------------------------------------------------------
 Holly Corp.                                              65,000       1,818,050
--------------------------------------------------------------------------------
 Houston Exploration
 Co. 1                                                     9,300         298,623
--------------------------------------------------------------------------------
 Impact Energy, Inc. 1                                   425,000         446,654
--------------------------------------------------------------------------------
 KCS Energy, Inc. 1                                       21,300         106,926





                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Oil & Gas Continued
 Magnum Hunter
 Resources, Inc. 1                                        12,200    $     92,110
--------------------------------------------------------------------------------
 Maritrans, Inc.                                          40,000         638,000
--------------------------------------------------------------------------------
 Murphy Oil Corp.                                         35,720       1,763,854
--------------------------------------------------------------------------------
 Newfield Exploration
 Co. 1                                                    40,000       1,445,200
--------------------------------------------------------------------------------
 Noble Energy, Inc.                                       35,000       1,277,500
--------------------------------------------------------------------------------
 Occidental Petroleum
 Corp.                                                    30,000         980,700
--------------------------------------------------------------------------------
 OMI Corp. 1                                             340,600       2,319,486
--------------------------------------------------------------------------------
 Paramount Energy
 Trust                                                   105,408         754,492
--------------------------------------------------------------------------------
 Paramount Resources
 Ltd.                                                    160,000       1,075,945
--------------------------------------------------------------------------------
 Patina Oil & Gas Corp.                                    7,875         236,880
--------------------------------------------------------------------------------
 Penn Virginia Corp.                                      13,400         577,406
--------------------------------------------------------------------------------
 Pioneer Natural
 Resources Co. 1                                          50,900       1,221,600
--------------------------------------------------------------------------------
 Pogo Producing Co.                                       40,000       1,692,000
--------------------------------------------------------------------------------
 Premcor, Inc. 1                                          20,000         436,200
--------------------------------------------------------------------------------
 Progress Energy Ltd. 1                                  142,500         975,466
--------------------------------------------------------------------------------
 Purcell Energy Ltd. 1                                   391,600         709,093
--------------------------------------------------------------------------------
 Quicksilver Resources,
 Inc. 1                                                   10,000         239,500
--------------------------------------------------------------------------------
 Real Resources, Inc. 1                                  109,600         361,896
--------------------------------------------------------------------------------
 Remington Oil &
 Gas Corp. 1                                              37,300         690,796
--------------------------------------------------------------------------------
 Rio Alto Resources
 International, Inc. 1                                   331,300         195,263
--------------------------------------------------------------------------------
 Spinnaker Exploration
 Co. 1                                                    21,900         478,515
--------------------------------------------------------------------------------
 Stelmar Shipping Ltd. 1                                  18,800         317,156
--------------------------------------------------------------------------------
 Stone Energy Corp. 1                                     30,200       1,166,022
--------------------------------------------------------------------------------
 Talisman Energy, Inc.                                    30,000       1,286,703
--------------------------------------------------------------------------------
 Teekay Shipping Corp.                                    20,000         881,600
--------------------------------------------------------------------------------
 Tesoro Petroleum
 Corp. 1                                                 100,000         695,000
--------------------------------------------------------------------------------
 Upton Resources, Inc. 1                                 280,000         747,595
--------------------------------------------------------------------------------
 Valero Energy Corp.                                      65,000       2,366,000
--------------------------------------------------------------------------------
 Western Gas Resources,
 Inc.                                                     45,000       1,707,300
--------------------------------------------------------------------------------
 Westport Resources
 Corp. 1                                                  12,700         263,525




16 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Oil & Gas Continued
 XTO Energy, Inc.                                         67,866    $  1,309,814
                                                                    ------------
                                                                      55,499,478

--------------------------------------------------------------------------------
 Financials--17.2%
--------------------------------------------------------------------------------
 Capital Markets--0.3%
 Mellon Financial Corp.                                   80,000       2,420,000
--------------------------------------------------------------------------------
 Commercial Banks--9.6%
 Allegiant Bancorp, Inc.                                   2,000          45,000
--------------------------------------------------------------------------------
 Alliance Financial
 Corp.                                                     1,500          44,475
--------------------------------------------------------------------------------
 AmericanWest
 Bancorporation                                           14,300         261,104
--------------------------------------------------------------------------------
 AmSouth Bancorp                                          70,900       1,536,403
--------------------------------------------------------------------------------
 Anchor BanCorp
 Wisconsin, Inc.                                          22,000         531,300
--------------------------------------------------------------------------------
 Arrow Financial Corp.                                    10,162         339,716
--------------------------------------------------------------------------------
 Bank Mutual Corp.                                        14,600         540,200
--------------------------------------------------------------------------------
 Bank of America Corp.                                    86,000       7,101,020
--------------------------------------------------------------------------------
 Bank of the Ozarks,
 Inc.                                                      5,600         213,920
--------------------------------------------------------------------------------
 Bank One Corp.                                           72,600       2,872,056
--------------------------------------------------------------------------------
 Banknorth Group, Inc.                                     5,167         142,609
--------------------------------------------------------------------------------
 BankUnited Financial
 Corp., Cl. A 1                                           54,100       1,109,050
--------------------------------------------------------------------------------
 Bay View Capital
 Corp. 1                                                   4,900          29,400
--------------------------------------------------------------------------------
 Berkshire Hills Bancorp,
 Inc.                                                      2,700          81,810
--------------------------------------------------------------------------------
 Brookline Bancorp, Inc.                                   2,200          32,758
--------------------------------------------------------------------------------
 Bryn Mawr Bank Corp.                                      1,000          40,600
--------------------------------------------------------------------------------
 C&F Financial Corp.                                       1,000          44,100
--------------------------------------------------------------------------------
 Camco Financial Corp.                                     7,400         131,350
--------------------------------------------------------------------------------
 Camden National
 Corp.                                                     1,800          50,310
--------------------------------------------------------------------------------
 Capital City Bank
 Group, Inc.                                               6,875         250,174
--------------------------------------------------------------------------------
 Capital Crossing Bank 1                                   2,200          65,670
--------------------------------------------------------------------------------
 Cascade Bancorp                                           9,700         176,152
--------------------------------------------------------------------------------
 Cathay Bancorp, Inc.                                      3,100         150,505
--------------------------------------------------------------------------------
 CB Bancshares, Inc.                                       8,250         506,880
--------------------------------------------------------------------------------
 Charter One Financial,
 Inc.                                                     44,200       1,437,384
--------------------------------------------------------------------------------
 Chester Valley Bancorp,
 Inc.                                                      1,400          26,277




                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Commercial Banks Continued
 Citizens First Bancorp,
 Inc.                                                      9,200      $  199,640
--------------------------------------------------------------------------------
 City Holding Co.                                         21,500         698,535
--------------------------------------------------------------------------------
 CNB Florida Bancshares,
 Inc.                                                      4,100          66,010
--------------------------------------------------------------------------------
 Coastal Financial Corp.                                   1,870          27,115
--------------------------------------------------------------------------------
 Columbia Bancorp,
 Eastern US                                                2,700          74,250
--------------------------------------------------------------------------------
 Columbia Banking
 System, Inc.                                             27,700         513,004
--------------------------------------------------------------------------------
 Commercial Bankshares,
 Inc.                                                      1,400          47,208
--------------------------------------------------------------------------------
 Community Bank
 System, Inc.                                             14,300         603,460
--------------------------------------------------------------------------------
 Community First
 Bankshares, Inc.                                         26,400         725,208
--------------------------------------------------------------------------------
 Community Trust
 Bancorp, Inc.                                             4,500         129,015
--------------------------------------------------------------------------------
 Compass Bancshares,
 Inc.                                                     32,000       1,081,280
--------------------------------------------------------------------------------
 Connecticut Bancshares,
 Inc.                                                      6,900         352,452
--------------------------------------------------------------------------------
 CVB Financial Corp.                                       8,987         177,134
--------------------------------------------------------------------------------
 Dime Community
 Bancshares, Inc.                                         66,400       1,646,720
--------------------------------------------------------------------------------
 East West Bancorp,
 Inc.                                                     26,400       1,141,272
--------------------------------------------------------------------------------
 EverTrust Financial
 Group, Inc.                                               1,000          25,700
--------------------------------------------------------------------------------
 Fidelity Bankshares,
 Inc.                                                     22,749         545,749
--------------------------------------------------------------------------------
 First BanCorp,
 Puerto Rico                                              34,000       1,025,100
--------------------------------------------------------------------------------
 First Citizens BancShares,
 Inc., Cl. A                                               1,100         126,500
--------------------------------------------------------------------------------
 First Community
 Bancshares, Inc.                                         18,260         675,620
--------------------------------------------------------------------------------
 First Defiance Financial
 Corp.                                                     1,100          23,375
--------------------------------------------------------------------------------
 First Federal Capital
 Corp.                                                    39,400         810,852
--------------------------------------------------------------------------------
 First Federal Financial
 Corp. of Kentucky                                         1,020          33,007
--------------------------------------------------------------------------------
 First Financial Holdings,
 Inc.                                                     25,200         738,108
--------------------------------------------------------------------------------
 First Merchants Corp.                                     4,500         117,630




17 | OPPENHEIMER MAIN STREET OPPORTUNITY FUND(R)

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Commercial Banks Continued
 First Midwest Bancorp,
 Inc.                                                     11,825    $    354,040
--------------------------------------------------------------------------------
 First National Corp.                                      1,900          51,642
--------------------------------------------------------------------------------
 First Oak Brook
 Bancshares, Inc.                                          4,700         170,375
--------------------------------------------------------------------------------
 First Place Financial
 Corp.                                                     4,800          85,104
--------------------------------------------------------------------------------
 First SecurityFed
 Financial, Inc.                                           1,000          25,180
--------------------------------------------------------------------------------
 First Sentinel Bancorp,
 Inc.                                                      8,200         131,856
--------------------------------------------------------------------------------
 First Tennessee National
 Corp.                                                    34,500       1,480,050
--------------------------------------------------------------------------------
 Firstbank Corp.                                           1,500          54,000
--------------------------------------------------------------------------------
 FirstFed America
 Bancorp, Inc.                                            23,000         453,100
--------------------------------------------------------------------------------
 FirstFed Financial
 Corp. 1                                                  10,100         382,790
--------------------------------------------------------------------------------
 Flagstar Bancorp, Inc.                                  113,700       2,252,397
--------------------------------------------------------------------------------
 FloridaFirst Bancorp,
 Inc.                                                      2,500          60,500
--------------------------------------------------------------------------------
 Flushing Financial
 Corp.                                                    41,400         885,463
--------------------------------------------------------------------------------
 FNB Corp.,
 North Carolina                                            2,500          71,250
--------------------------------------------------------------------------------
 Foothill Independent
 Bancorp                                                   3,500          67,830
--------------------------------------------------------------------------------
 Franklin Financial
 Corp.                                                       500          15,250
--------------------------------------------------------------------------------
 GA Financial, Inc.                                        4,200         111,300
--------------------------------------------------------------------------------
 Glacier Bancorp, Inc.                                    10,730         298,820
--------------------------------------------------------------------------------
 Golden West Financial
 Corp.                                                    25,000       2,065,000
--------------------------------------------------------------------------------
 Great Southern
 Bancorp, Inc.                                             3,200         130,880
--------------------------------------------------------------------------------
 Greater Delaware Valley
 Savings Bank                                              3,200          79,200
--------------------------------------------------------------------------------
 Greenpoint Financial
 Corp.                                                     6,600         331,716
--------------------------------------------------------------------------------
 Hancock Holding Co.                                       3,800         180,196
--------------------------------------------------------------------------------
 Hanmi Financial Corp.                                    16,700         304,775
--------------------------------------------------------------------------------
 Harbor Florida
 Bancshares, Inc.                                         62,400       1,616,784
--------------------------------------------------------------------------------
 Hawthorne Financial
 Corp. 1                                                  20,600         731,506




                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Commercial Banks Continued
 Heritage Commerce
 Corp. 1                                                   1,800    $     22,410
--------------------------------------------------------------------------------
 Home Federal
 Bancorp                                                  21,800         566,800
--------------------------------------------------------------------------------
 Horizon Financial
 Corp.                                                     1,300          22,074
--------------------------------------------------------------------------------
 Hudson United
 Bancorp                                                  34,900       1,274,897
--------------------------------------------------------------------------------
 Huntington Bancshares,
 Inc.                                                     68,500       1,400,140
--------------------------------------------------------------------------------
 IBERIABANK Corp.                                         21,300       1,086,513
--------------------------------------------------------------------------------
 Independence Community
 Bank Corp.                                               39,000       1,270,620
--------------------------------------------------------------------------------
 Independent Bank Corp.,
 Michigan                                                 30,385         831,334
--------------------------------------------------------------------------------
 International Bancshares
 Corp.                                                    16,475         629,345
--------------------------------------------------------------------------------
 Irwin Financial Corp.                                     6,200         144,460
--------------------------------------------------------------------------------
 ITLA Capital Corp. 1                                      9,300         415,152
--------------------------------------------------------------------------------
 KeyCorp                                                  25,900         696,969
--------------------------------------------------------------------------------
 Klamath First Bancorp,
 Inc.                                                        703          14,172
--------------------------------------------------------------------------------
 Lakeland Financial
 Corp.                                                     1,000          31,980
--------------------------------------------------------------------------------
 Local Financial Corp. 1                                  22,200         373,848
--------------------------------------------------------------------------------
 Macatawa Bank Corp.                                       2,310          57,727
--------------------------------------------------------------------------------
 MAF Bancorp, Inc.                                        40,500       1,620,000
--------------------------------------------------------------------------------
 MainSource Financial
 Group, Inc.                                               2,700          71,523
--------------------------------------------------------------------------------
 MB Financial, Inc.                                        1,400          59,500
--------------------------------------------------------------------------------
 Mercantile Bank Corp.                                     1,900          65,170
--------------------------------------------------------------------------------
 Mid-State Bancshares                                      7,100         143,917
--------------------------------------------------------------------------------
 MutualFirst Financial,
 Inc.                                                      2,400          59,760
--------------------------------------------------------------------------------
 Nara Bancorp, Inc.                                       34,400         650,504
--------------------------------------------------------------------------------
 NASB Financial, Inc.                                      4,700         152,186
--------------------------------------------------------------------------------
 National Bankshares,
 Inc.                                                      7,400         319,532
--------------------------------------------------------------------------------
 National City Corp.                                      60,000       1,977,000
--------------------------------------------------------------------------------
 NBT Bancorp, Inc.                                        11,300         228,486
--------------------------------------------------------------------------------
 Net.B@nk, Inc.                                           31,600         392,156
--------------------------------------------------------------------------------
 New York Community
 Bancorp, Inc.                                            40,400       1,207,960
--------------------------------------------------------------------------------
 NewMil Bancorp, Inc.                                      1,000          23,390
--------------------------------------------------------------------------------
 North Valley Bancorp                                      4,350          67,207



18  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Commercial Banks Continued
 Oak Hill Financial, Inc.                                  4,400    $    129,580
--------------------------------------------------------------------------------
 OceanFirst Financial
 Corp.                                                    13,000         323,050
--------------------------------------------------------------------------------
 Oneida Financial Corp.                                    1,000          23,350
--------------------------------------------------------------------------------
 Oriental Financial
 Group, Inc.                                              26,900         712,850
--------------------------------------------------------------------------------
 Pacific Capital Bancorp                                  30,166       1,004,226
--------------------------------------------------------------------------------
 Parkvale Financial
 Corp.                                                     1,000          24,540
--------------------------------------------------------------------------------
 Patriot Bank Corp.                                        2,900          52,693
--------------------------------------------------------------------------------
 Peapack-Gladstone
 Financial Corp.                                           1,000          35,850
--------------------------------------------------------------------------------
 PennFed Financial
 Services, Inc.                                            4,300         123,453
--------------------------------------------------------------------------------
 PennRock Financial
 Services Corp.                                            2,530          78,303
--------------------------------------------------------------------------------
 PFF Bancorp, Inc.                                        12,300         498,765
--------------------------------------------------------------------------------
 Port Financial Corp.                                     13,500         728,595
--------------------------------------------------------------------------------
 Prosperity Bancshares,
 Inc.                                                      8,500         180,540
--------------------------------------------------------------------------------
 Provident Bankshares
 Corp.                                                    12,500         342,750
--------------------------------------------------------------------------------
 Provident Financial
 Holdings, Inc.                                            1,000          30,405
--------------------------------------------------------------------------------
 Quaker City Bancorp,
 Inc. 1                                                   12,350         490,789
--------------------------------------------------------------------------------
 R&G Financial Corp.,
 Cl. B                                                    51,400       1,644,800
--------------------------------------------------------------------------------
 Redwood Empire
 Bancorp                                                   1,300          45,552
--------------------------------------------------------------------------------
 Regions Financial Corp.                                  29,300       1,057,730
--------------------------------------------------------------------------------
 Republic Bancorp, Inc.                                   31,280         427,598
--------------------------------------------------------------------------------
 Republic Bancorp, Inc.,
 Cl. A                                                    25,000         424,000
--------------------------------------------------------------------------------
 Resource Bankshares
 Corp.                                                     1,000          36,460
--------------------------------------------------------------------------------
 Roslyn Bancorp, Inc.                                     78,800       1,759,604
--------------------------------------------------------------------------------
 S&T Bancorp, Inc.                                        22,000         654,060
--------------------------------------------------------------------------------
 S.Y. Bancorp, Inc.                                        2,000          74,400
--------------------------------------------------------------------------------
 Sandy Spring Bancorp,
 Inc.                                                     16,200         524,070
--------------------------------------------------------------------------------
 Seacoast Banking Corp.
 of Florida                                               31,790         516,588
--------------------------------------------------------------------------------
 Second Bancorp, Inc.                                      3,800         105,522




                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Commercial Banks Continued
 Simmons First National
 Corp.                                                     3,600    $     87,120
--------------------------------------------------------------------------------
 Sky Financial Group,
 Inc.                                                      9,500         220,400
--------------------------------------------------------------------------------
 Sound Federal Bancorp,
 Inc.                                                     13,900         213,782
--------------------------------------------------------------------------------
 Southern Financial
 Bancorp, Inc.                                            18,410         600,497
--------------------------------------------------------------------------------
 SouthTrust Corp.                                         75,000       2,149,500
--------------------------------------------------------------------------------
 Southwest Bancorp,
 Inc.                                                     17,600         582,736
--------------------------------------------------------------------------------
 St. Francis Capital
 Corp.                                                    14,200         445,880
--------------------------------------------------------------------------------
 State Financial Services
 Corp.                                                     6,200         152,706
--------------------------------------------------------------------------------
 Sterling Bancorp,
 New York                                                 32,740         967,467
--------------------------------------------------------------------------------
 Sterling Financial Corp.,
 Eastern US                                                1,200          31,320
--------------------------------------------------------------------------------
 Sterling Financial Corp.,
 Western US                                               54,760       1,423,212
--------------------------------------------------------------------------------
 Sun Bancorp, Inc.,
 New Jersey                                               22,945         480,881
--------------------------------------------------------------------------------
 SunTrust Banks, Inc.                                      6,800         414,120
--------------------------------------------------------------------------------
 Superior Financial
 Corp.                                                    31,000         733,150
--------------------------------------------------------------------------------
 Texas Regional
 Bancshares, Inc., Cl. A                                   4,500         148,410
--------------------------------------------------------------------------------
 TierOne Corp. 1                                           1,000          23,100
--------------------------------------------------------------------------------
 Troy Financial Corp.                                     10,475         301,366
--------------------------------------------------------------------------------
 Trust Co. of
 New Jersey (The)                                          1,000          31,690
--------------------------------------------------------------------------------
 UCBH Holdings, Inc.                                      27,500         847,825
--------------------------------------------------------------------------------
 Union Bankshares
 Corp.                                                     4,800         136,800
--------------------------------------------------------------------------------
 UnionBanCal Corp.                                        15,400         687,918
--------------------------------------------------------------------------------
 United Community
 Financial Corp.                                           2,000          19,880
--------------------------------------------------------------------------------
 United National
 Bancorp                                                   5,300         155,025
--------------------------------------------------------------------------------
 United Security Bancshares,
 Inc., Southern US                                         2,000          59,640
--------------------------------------------------------------------------------
 United Security Bancshares,
 Inc., Western US                                          1,000          24,120
--------------------------------------------------------------------------------
 Virginia Commerce
 Bancorp, Inc. 1                                           2,600          63,830



19  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Commercial Banks Continued
 Wachovia Corp.                                           80,800     $ 3,530,152
--------------------------------------------------------------------------------
 Washington Mutual,
 Inc.                                                     34,400       1,358,112
--------------------------------------------------------------------------------
 Washington Trust
 Bancorp, Inc.                                             1,000          25,380
--------------------------------------------------------------------------------
 Waypoint Financial
 Corp.                                                    18,165         317,888
--------------------------------------------------------------------------------
 Webster Financial
 Corp.                                                    17,300         648,058
--------------------------------------------------------------------------------
 Wells Fargo Co.                                          76,500       3,865,545
--------------------------------------------------------------------------------
 WesBanco, Inc.                                            3,400          86,190
--------------------------------------------------------------------------------
 Willow Grove Bancorp,
 Inc.                                                     20,300         346,115
--------------------------------------------------------------------------------
 Wilshire State Bank                                       1,000          18,030
--------------------------------------------------------------------------------
 WSFS Financial Corp.                                     15,400         681,142
                                                                    ------------
                                                                      91,561,013

--------------------------------------------------------------------------------
 Diversified Financial Services--3.4%
 Ace Cash Express, Inc. 1                                  3,400          47,158
--------------------------------------------------------------------------------
 American Express Co.                                     45,000       1,987,650
--------------------------------------------------------------------------------
 Bear Stearns Cos.,
 Inc. (The)                                               30,000       2,010,000
--------------------------------------------------------------------------------
 California First National
 Bancorp                                                   1,700          17,850
--------------------------------------------------------------------------------
 Cash America
 International, Inc.                                     108,700       1,863,118
--------------------------------------------------------------------------------
 Citigroup, Inc.                                         280,000      12,544,000
--------------------------------------------------------------------------------
 CompuCredit Corp. 1                                      43,600         667,516
--------------------------------------------------------------------------------
 Credit Acceptance
 Corp. 1                                                  42,200         492,052
--------------------------------------------------------------------------------
 First Cash Financial
 Services, Inc. 1                                         12,400         260,276
--------------------------------------------------------------------------------
 J.P. Morgan Chase &
 Co.                                                      90,000       3,154,500
--------------------------------------------------------------------------------
 Lehman Brothers
 Holdings, Inc.                                           30,000       1,898,100
--------------------------------------------------------------------------------
 MBNA Corp.                                              100,000       2,229,000
--------------------------------------------------------------------------------
 Morgan Stanley                                           36,500       1,731,560
--------------------------------------------------------------------------------
 Newtek Business
 Services, Inc. 1                                          8,600          44,290
--------------------------------------------------------------------------------
 Principal Financial
 Group, Inc. (The)                                         7,700         251,020
--------------------------------------------------------------------------------
 SLM Corp.                                                47,500       1,969,350
--------------------------------------------------------------------------------
 WFS Financial, Inc. 1                                     7,700         290,290





                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Diversified Financial Services Continued
 World Acceptance
 Corp. 1                                                  40,300    $    581,932
                                                                    ------------
                                                                      32,039,662

--------------------------------------------------------------------------------
 Insurance--2.6%
 21st Century Insurance
 Group                                                     4,000          63,480
--------------------------------------------------------------------------------
 AFLAC, Inc.                                              13,200         423,456
--------------------------------------------------------------------------------
 Alfa Corp.                                               15,500         201,345
--------------------------------------------------------------------------------
 Allstate Corp.                                           39,200       1,490,776
--------------------------------------------------------------------------------
 AMBAC Financial
 Group, Inc.                                              27,600       1,818,012
--------------------------------------------------------------------------------
 American Financial
 Group, Inc.                                              50,000       1,145,000
--------------------------------------------------------------------------------
 American International
 Group, Inc.                                              56,800       3,646,560
--------------------------------------------------------------------------------
 American Medical
 Security Group, Inc. 1                                   46,450         927,142
--------------------------------------------------------------------------------
 American Physicians
 Capital, Inc. 1                                           2,000          51,000
--------------------------------------------------------------------------------
 Arch Capital Group
 Ltd. 1                                                   32,000       1,095,040
--------------------------------------------------------------------------------
 Baldwin & Lyons, Inc.,
 Cl. B, Non-Vtg                                            2,325          57,544
--------------------------------------------------------------------------------
 Brown & Brown, Inc.                                      30,600         948,600
--------------------------------------------------------------------------------
 CNA Surety Corp.                                         13,400         136,680
--------------------------------------------------------------------------------
 Crawford & Co., Cl. A,
 Non-Vtg                                                   1,000           5,750
--------------------------------------------------------------------------------
 Delphi Financial Group,
 Inc., Cl. A                                              14,100         695,835
--------------------------------------------------------------------------------
 Donegal Group, Inc.,
 Cl. A                                                     1,000          15,750
--------------------------------------------------------------------------------
 EMC Insurance Group,
 Inc.                                                      1,000          20,750
--------------------------------------------------------------------------------
 FBL Financial Group,
 Inc., Cl. A                                               8,600         197,026
--------------------------------------------------------------------------------
 Fidelity National
 Financial, Inc.                                          78,078       2,240,058
--------------------------------------------------------------------------------
 Financial Industries
 Corp.                                                     3,700          56,240
--------------------------------------------------------------------------------
 Great American
 Financial Resources,
 Inc.                                                      3,400          47,906
--------------------------------------------------------------------------------
 Hub International Ltd.                                    4,900          93,100



20  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Insurance Continued
 Infinity Property &
 Casualty Corp.                                           24,600    $    646,734
--------------------------------------------------------------------------------
 John Hancock Financial
 Services, Inc.                                            7,800         254,670
--------------------------------------------------------------------------------
 LandAmerica Financial
 Group, Inc.                                              25,800       1,189,122
--------------------------------------------------------------------------------
 MBIA, Inc.                                               12,000         607,440
--------------------------------------------------------------------------------
 Midland Co. (The)                                         3,500          74,375
--------------------------------------------------------------------------------
 National Western Life
 Insurance Co., Cl. A 1                                    1,000         130,000
--------------------------------------------------------------------------------
 Navigators Group,
 Inc. (The) 1                                              3,200         102,688
--------------------------------------------------------------------------------
 Odyssey Re Holdings
 Corp.                                                     9,800         180,320
--------------------------------------------------------------------------------
 Old Republic
 International Corp.                                       9,300         321,036
--------------------------------------------------------------------------------
 Pico Holdings, Inc. 1                                     3,000          40,650
--------------------------------------------------------------------------------
 ProAssurance Corp. 1                                      1,700          47,855
--------------------------------------------------------------------------------
 Progressive Corp.                                        10,300         679,697
--------------------------------------------------------------------------------
 Reinsurance Group of
 America, Inc.                                            18,400         658,168
--------------------------------------------------------------------------------
 RenaissanceRe Holdings
 Ltd.                                                     35,400       1,507,686
--------------------------------------------------------------------------------
 RLI Corp.                                                19,500         631,020
--------------------------------------------------------------------------------
 Safeco Corp.                                             35,400       1,317,942
--------------------------------------------------------------------------------
 State Auto Financial
 Corp.                                                    12,100         283,745
--------------------------------------------------------------------------------
 Stewart Information
 Services Corp. 1                                         20,600         597,194
--------------------------------------------------------------------------------
 U.S.I. Holdings Corp. 1                                   2,800          34,412
--------------------------------------------------------------------------------
 Universal American
 Financial Corp. 1                                         1,500          10,080
--------------------------------------------------------------------------------
 Willis Group Holdings
 Ltd.                                                     10,000         301,000
                                                                    ------------
                                                                      24,992,884

--------------------------------------------------------------------------------
 Real Estate--0.1%
 Capital Trust, Cl. A                                      5,700         112,917
--------------------------------------------------------------------------------
 Consolidated-Tomoka
 Land Co.                                                  1,300          32,344
--------------------------------------------------------------------------------
 Getty Realty Corp.                                        4,700         113,458
--------------------------------------------------------------------------------
 Stratus Properties, Inc. 1                                7,500          79,125
--------------------------------------------------------------------------------
 Trammell Crow Co. 1                                      30,100         333,508
                                                                    ------------
                                                                         671,352





                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--1.2%
 Accredited Home
 Lenders Holding Co. 1                                    41,800    $    642,884
--------------------------------------------------------------------------------
 American Home
 Mortgage Holdings,
 Inc.                                                     45,900         751,842
--------------------------------------------------------------------------------
 Charter Municipal
 Mortgage
 Acceptance Co.                                            6,000         111,480
--------------------------------------------------------------------------------
 Countrywide Financial
 Corp.                                                    34,500       2,304,945
--------------------------------------------------------------------------------
 Doral Financial Corp.                                    39,450       1,731,855
--------------------------------------------------------------------------------
 Fannie Mae                                               65,000       4,162,600
--------------------------------------------------------------------------------
 Freddie Mac                                              15,000         732,750
--------------------------------------------------------------------------------
 Fremont General
 Corp.                                                    61,100         799,188
--------------------------------------------------------------------------------
 New Century Financial
 Corp.                                                    30,800         713,020
                                                                    ------------
                                                                      11,950,564

--------------------------------------------------------------------------------
 Health Care--14.9%
--------------------------------------------------------------------------------
 Biotechnology--1.0%
 Amgen, Inc. 1                                            60,000       4,174,800
--------------------------------------------------------------------------------
 Antigenics, Inc. 1                                       69,200         865,692
--------------------------------------------------------------------------------
 BioReliance Corp. 1                                      31,700         691,060
--------------------------------------------------------------------------------
 Gen-Probe, Inc. 1                                        15,500         852,500
--------------------------------------------------------------------------------
 Idexx Laboratories,
 Inc. 1                                                   37,600       1,521,672
--------------------------------------------------------------------------------
 Tanox, Inc. 1                                            62,200       1,064,242
--------------------------------------------------------------------------------
 Wyeth                                                     4,300         195,994
                                                                    ------------
                                                                       9,365,960

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--4.3%
 Advanced Medical
 Optics, Inc. 1                                          118,288       1,975,410
--------------------------------------------------------------------------------
 Alaris Medical Systems,
 Inc. 1                                                  109,400       1,909,030
--------------------------------------------------------------------------------
 American Medical
 Systems Holdings, Inc. 1                                  3,400          61,098
--------------------------------------------------------------------------------
 Analogic Corp.                                           15,600         753,168
--------------------------------------------------------------------------------
 Bard (C.R.), Inc.                                        22,500       1,542,600
--------------------------------------------------------------------------------
 Bausch & Lomb, Inc.                                      25,100       1,060,977
--------------------------------------------------------------------------------
 Becton, Dickinson &
 Co.                                                      26,500         970,695
--------------------------------------------------------------------------------
 Bio-Rad Laboratories,
 Inc., Cl. A 1                                            30,000       1,680,000



21  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Health Care Equipment & Supplies Continued
 Biosite, Inc. 1                                          42,000      $1,811,880
--------------------------------------------------------------------------------
 Cooper Cos., Inc. (The)                                  29,500       1,033,975
--------------------------------------------------------------------------------
 Cytyc Corp. 1                                            15,000         177,300
--------------------------------------------------------------------------------
 Dade Behring Holdings,
 Inc. 1                                                   15,200         375,440
--------------------------------------------------------------------------------
 Exactech, Inc. 1                                         34,400         514,280
--------------------------------------------------------------------------------
 HealthTronics Surgical
 Services, Inc. 1                                         83,500         597,025
--------------------------------------------------------------------------------
 I-STAT Corp. 1                                            8,800          85,967
--------------------------------------------------------------------------------
 Immucor, Inc. 1                                          32,800         722,256
--------------------------------------------------------------------------------
 Inamed Corp. 1                                           13,100         869,840
--------------------------------------------------------------------------------
 Kensey Nash Corp. 1                                      74,100       2,006,628
--------------------------------------------------------------------------------
 Lifeline Systems, Inc. 1                                  7,000         207,970
--------------------------------------------------------------------------------
 Matthews International
 Corp., Cl. A                                              6,200         159,712
--------------------------------------------------------------------------------
 Medtronic, Inc.                                          65,000       3,347,500
--------------------------------------------------------------------------------
 Mentor Corp.                                             38,200         779,662
--------------------------------------------------------------------------------
 Meridian Bioscience,
 Inc.                                                     29,800         315,582
--------------------------------------------------------------------------------
 Merit Medical Systems,
 Inc. 1                                                   72,425       1,977,202
--------------------------------------------------------------------------------
 Microtek Medical
 Holdings, Inc. 1                                          8,200          30,332
--------------------------------------------------------------------------------
 Novoste Corp. 1                                           4,000          19,440
--------------------------------------------------------------------------------
 Nutraceutical International
 Corp. 1                                                  38,500         408,100
--------------------------------------------------------------------------------
 PolyMedica Corp.                                         13,400         516,436
--------------------------------------------------------------------------------
 Possis Medical, Inc. 1                                   26,400         449,064
--------------------------------------------------------------------------------
 Quidel Corp. 1                                           20,300         137,025
--------------------------------------------------------------------------------
 Sola International, Inc. 1                               11,000         186,670
--------------------------------------------------------------------------------
 St. Jude Medical, Inc. 1                                 11,400         611,610
--------------------------------------------------------------------------------
 Steris Corp. 1                                           20,600         473,388
--------------------------------------------------------------------------------
 Stryker Corp.                                            32,800       2,509,856
--------------------------------------------------------------------------------
 Sybron Dental
 Specialties, Inc. 1                                      55,700       1,375,790
--------------------------------------------------------------------------------
 Synovis Life
 Technologies, Inc. 1                                     61,400       1,636,310
--------------------------------------------------------------------------------
 Ventana Medical
 Systems, Inc. 1                                           1,100          41,129
--------------------------------------------------------------------------------
 Viasys Healthcare, Inc. 1                                16,800         380,520
--------------------------------------------------------------------------------
 VISX, Inc. 1                                             95,100       2,213,928
--------------------------------------------------------------------------------
 Vital Images, Inc. 1                                     73,900       1,622,105
--------------------------------------------------------------------------------
 Young Innovations,
 Inc. 1                                                   40,600       1,193,234




                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
Health Care Equipment & Supplies Continued
Zimmer Holdings, Inc. 1                                   50,000    $  2,390,500
                                                                    ------------
                                                                      41,130,634

--------------------------------------------------------------------------------
 Health Care Providers & Services--4.7%
 Advisory Board Co.
 (The) 1                                                  42,800       1,771,920
--------------------------------------------------------------------------------
 Aetna, Inc.                                              12,000         739,440
--------------------------------------------------------------------------------
 American Healthways,
 Inc. 1                                                   27,600         957,444
--------------------------------------------------------------------------------
 AMERIGROUP Corp. 1                                       38,800       1,599,336
--------------------------------------------------------------------------------
 AmSurg Corp. 1                                           51,100       1,549,863
--------------------------------------------------------------------------------
 Apria Healthcare
 Group, Inc. 1                                            74,800       1,941,808
--------------------------------------------------------------------------------
 Centene Corp. 1                                          26,850         785,363
--------------------------------------------------------------------------------
 Cobalt Corp. 1                                           86,400       1,772,928
--------------------------------------------------------------------------------
 CorVel Corp. 1                                           23,000         849,390
--------------------------------------------------------------------------------
 Covance, Inc. 1                                          66,500       1,376,550
--------------------------------------------------------------------------------
 Curative Health Services,
 Inc. 1                                                    3,700          62,715
--------------------------------------------------------------------------------
 DaVita, Inc. 1                                           70,000       1,960,000
--------------------------------------------------------------------------------
 Dendrite International,
 Inc. 1                                                  101,200       1,309,528
--------------------------------------------------------------------------------
 eResearch Technology,
 Inc. 1                                                   74,900       1,967,623
--------------------------------------------------------------------------------
 Express Scripts, Inc. 1                                  24,400       1,610,400
--------------------------------------------------------------------------------
 First Health Group
 Corp. 1                                                  48,500       1,252,270
--------------------------------------------------------------------------------
 Gentiva Health Services,
 Inc. 1                                                    4,100          38,745
--------------------------------------------------------------------------------
 Hanger Orthopedic
 Group, Inc. 1                                            75,100       1,042,388
--------------------------------------------------------------------------------
 HCA, Inc.                                                60,000       2,115,000
--------------------------------------------------------------------------------
 Health Net, Inc. 1                                        7,100         243,814
--------------------------------------------------------------------------------
 IDX Systems Corp. 1                                      41,300         797,544
--------------------------------------------------------------------------------
 IMS Health, Inc.                                         10,238         198,003
--------------------------------------------------------------------------------
 LabOne, Inc. 1                                           34,200         767,790
--------------------------------------------------------------------------------
 Lincare Holdings, Inc. 1                                 36,000       1,310,400
--------------------------------------------------------------------------------
 Mid Atlantic Medical
 Services, Inc. 1                                         31,400       1,707,532
--------------------------------------------------------------------------------
 Molina Healthcare,
 Inc. 1                                                   25,400         601,980
--------------------------------------------------------------------------------
 National HealthCare
 Corp. 1                                                   3,300          68,376
--------------------------------------------------------------------------------
 NDCHealth Corp.                                           7,700         154,077



22  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Health Care Providers & Services Continued
 Option Care, Inc. 1                                       2,400    $     30,000
--------------------------------------------------------------------------------
 Owens & Minor, Inc.                                       4,200         105,000
--------------------------------------------------------------------------------
 Oxford Health Plans,
 Inc. 1                                                   42,700       1,823,290
--------------------------------------------------------------------------------
 PacifiCare Health
 Systems, Inc. 1                                          18,300       1,022,970
--------------------------------------------------------------------------------
 Parexel International
 Corp. 1                                                  25,600         374,528
--------------------------------------------------------------------------------
 Pediatrix Medical
 Group, Inc. 1                                            31,100       1,266,703
--------------------------------------------------------------------------------
 Prime Medical Services,
 Inc. 1                                                    5,800          29,574
--------------------------------------------------------------------------------
 Renal Care Group, Inc. 1                                 30,300       1,083,831
--------------------------------------------------------------------------------
 Select Medical Corp. 1                                   77,800       2,186,180
--------------------------------------------------------------------------------
 Sierra Health Services,
 Inc. 1                                                   63,400       1,668,688
--------------------------------------------------------------------------------
 Sunrise Senior Living,
 Inc. 1                                                    1,200          29,880
--------------------------------------------------------------------------------
 U.S. Physical Therapy,
 Inc. 1                                                   45,900         667,386
--------------------------------------------------------------------------------
 United Surgical Partners
 International, Inc. 1                                    21,500         557,710
--------------------------------------------------------------------------------
 Universal Health
 Services, Inc., Cl. B 1                                  12,000         615,000
--------------------------------------------------------------------------------
 US Oncology, Inc. 1                                     165,400       1,326,508
--------------------------------------------------------------------------------
 VCA Antech, Inc. 1                                       34,700         786,961
--------------------------------------------------------------------------------
 VitalWorks, Inc. 1                                       87,300         385,866
--------------------------------------------------------------------------------
 WellPoint Health
 Networks, Inc. 1                                          8,100         677,565
                                                                    ------------
                                                                      45,189,867

--------------------------------------------------------------------------------
 Pharmaceuticals--4.9%
 aaiPharma, Inc. 1                                        77,750       1,419,715
--------------------------------------------------------------------------------
 Abbott Laboratories                                      55,000       2,158,750
--------------------------------------------------------------------------------
 Alpharma, Inc., Cl. A                                    46,800         928,980
--------------------------------------------------------------------------------
 American Pharmaceutical
 Partners, Inc. 1                                         56,500       2,547,585
--------------------------------------------------------------------------------
 Bradley Pharmaceuticals,
 Inc. 1                                                   84,900       1,587,630
--------------------------------------------------------------------------------
 Bristol-Myers Squibb
 Co.                                                     130,000       3,406,000
--------------------------------------------------------------------------------
 CollaGenex
 Pharmaceuticals, Inc. 1                                   8,600         116,100
--------------------------------------------------------------------------------
 Eli Lilly & Co.                                          35,000       2,304,400





                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Pharmaceuticals Continued
 Endo Pharmaceuticals
 Holdings, Inc. 1                                         38,000    $    591,660
--------------------------------------------------------------------------------
 Forest Laboratories,
 Inc. 1                                                   60,000       2,872,800
--------------------------------------------------------------------------------
 Hi-Tech Pharmacal
 Co., Inc. 1                                               6,300         164,871
--------------------------------------------------------------------------------
 Johnson & Johnson                                       150,000       7,768,500
--------------------------------------------------------------------------------
 Kos Pharmaceuticals,
 Inc. 1                                                   10,100         344,814
--------------------------------------------------------------------------------
 Merck & Co., Inc.                                       120,000       6,633,600
--------------------------------------------------------------------------------
 Mylan Laboratories,
 Inc.                                                     40,000       1,350,800
--------------------------------------------------------------------------------
 Perrigo Co.                                              84,900       1,381,323
--------------------------------------------------------------------------------
 Pfizer, Inc.                                            200,000       6,672,000
--------------------------------------------------------------------------------
 Pharmaceutical
 Resources, Inc. 1                                        40,000       2,264,000
--------------------------------------------------------------------------------
 Salix Pharmaceuticals
 Ltd. 1                                                    4,000          45,600
--------------------------------------------------------------------------------
 Taro Pharmaceutical
 Industries Ltd. 1                                        16,900         922,233
--------------------------------------------------------------------------------
 Watson Pharmaceuticals,
 Inc. 1                                                   20,600         822,764
                                                                    ------------
                                                                      46,304,125

--------------------------------------------------------------------------------
 Industrials--12.3%
--------------------------------------------------------------------------------
 Aerospace & Defense--1.2%
 AAR Corp. 1                                               3,400          27,540
--------------------------------------------------------------------------------
 Applied Signal
 Technology, Inc.                                         89,400       1,644,960
--------------------------------------------------------------------------------
 Ducommun, Inc. 1                                         28,500         454,575
--------------------------------------------------------------------------------
 Engineered Support
 Systems, Inc.                                            25,600       1,132,800
--------------------------------------------------------------------------------
 ESCO Technologies,
 Inc. 1                                                   10,300         498,726
--------------------------------------------------------------------------------
 General Dynamics
 Corp.                                                     5,000         396,700
--------------------------------------------------------------------------------
 Mercury Computer
 Systems, Inc. 1                                          44,500         882,435
--------------------------------------------------------------------------------
 Orbital Sciences Corp. 1                                 13,100         107,813
--------------------------------------------------------------------------------
 Teledyne Technologies,
 Inc. 1                                                   79,300       1,203,774
--------------------------------------------------------------------------------
 United Defense
 Industries, Inc. 1                                       22,300         566,197
--------------------------------------------------------------------------------
 United Technologies
 Corp.                                                    40,000       3,009,200



23  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Aerospace & Defense Continued
 World Fuel Services
 Corp.                                                    42,000    $  1,018,500
                                                                    ------------
                                                                      10,943,220

--------------------------------------------------------------------------------
 Air Freight & Logistics--0.4%
 Airborne, Inc.                                           65,000       1,465,100
--------------------------------------------------------------------------------
 FedEx Corp.                                               7,300         470,047
--------------------------------------------------------------------------------
 Forward Air Corp. 1                                      10,100         298,859
--------------------------------------------------------------------------------
 United Parcel Service,
 Inc., Cl. B                                              30,300       1,911,324
                                                                    ------------
                                                                       4,145,330

--------------------------------------------------------------------------------
 Airlines--0.1%
 AirTran Holdings, Inc. 1                                 70,100         913,403
--------------------------------------------------------------------------------
 Mesaba Holdings, Inc. 1                                   3,500          26,425
                                                                    ------------
                                                                         939,828

--------------------------------------------------------------------------------
 Building Products--0.9%
 Aaon, Inc. 1                                             53,350         955,498
--------------------------------------------------------------------------------
 American Woodmark
 Corp.                                                    21,600       1,087,560
--------------------------------------------------------------------------------
 Crane Co.                                                 6,200         153,822
--------------------------------------------------------------------------------
 Drew Industries, Inc. 1                                   3,200          61,120
--------------------------------------------------------------------------------
 Griffon Corp. 1                                          54,800         980,920
--------------------------------------------------------------------------------
 Jacuzzi Brands, Inc. 1                                  154,000         925,540
--------------------------------------------------------------------------------
 Lennox International,
 Inc.                                                     19,700         314,215
--------------------------------------------------------------------------------
 Simpson Manufacturing
 Co., Inc. 1                                              11,500         513,590
--------------------------------------------------------------------------------
 Trex Co., Inc. 1                                         50,100       1,828,650
--------------------------------------------------------------------------------
 Universal Forest
 Products, Inc.                                           14,100         324,159
--------------------------------------------------------------------------------
 USG Corp. 1                                              95,400       1,449,126
--------------------------------------------------------------------------------
 Watsco, Inc.                                             14,100         245,763
                                                                 ---------------
                                                                       8,839,963

--------------------------------------------------------------------------------
 Commercial Services & Supplies--3.7%
 Angelica Corp.                                           19,600         373,380
--------------------------------------------------------------------------------
 Arbitron, Inc. 1                                         30,400       1,130,880
--------------------------------------------------------------------------------
 Banta Corp.                                               5,900         199,656
--------------------------------------------------------------------------------
 Bowne & Co., Inc.                                        81,100       1,089,984
--------------------------------------------------------------------------------
 Bright Horizons Family
 Solutions, Inc. 1                                        43,700       1,595,050
--------------------------------------------------------------------------------
 CDI Corp. 1                                              29,100         797,049




                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Commercial Services & Supplies Continued
 Charles River Associates,
 Inc. 1                                                   18,100    $    595,852
--------------------------------------------------------------------------------
 Coinstar, Inc. 1                                         49,300         686,749
--------------------------------------------------------------------------------
 Concorde Career
 Colleges, Inc. 1                                          5,800         120,060
--------------------------------------------------------------------------------
 Consolidated Graphics,
 Inc. 1                                                    4,700         112,800
--------------------------------------------------------------------------------
 Corinthian Colleges,
 Inc. 1                                                   29,300       1,600,073
--------------------------------------------------------------------------------
 Cornell Corrections,
 Inc. 1                                                    4,700          76,610
--------------------------------------------------------------------------------
 Corporate Executive
 Board Co. 1                                              24,000       1,042,080
--------------------------------------------------------------------------------
 CPI Corp.                                                 7,200         122,976
--------------------------------------------------------------------------------
 Deluxe Corp.                                             31,500       1,398,600
--------------------------------------------------------------------------------
 DeVry, Inc.1                                             62,600       1,598,804
--------------------------------------------------------------------------------
 Duratek, Inc. 1                                           1,300          12,116
--------------------------------------------------------------------------------
 Ennis Business Forms,
 Inc.                                                     40,600         587,482
--------------------------------------------------------------------------------
 Exponent, Inc. 1                                         24,100         381,985
--------------------------------------------------------------------------------
 General Binding Corp. 1                                  20,300         252,633
--------------------------------------------------------------------------------
 Gevity HR, Inc.                                          34,800         591,600
--------------------------------------------------------------------------------
 Gundle/SLT
 Environmental, Inc. 1                                    35,000         550,200
--------------------------------------------------------------------------------
 H&R Block, Inc.                                          45,000       1,907,550
--------------------------------------------------------------------------------
 Harland (John H.) Co.                                     2,400          63,360
--------------------------------------------------------------------------------
 Headwaters, Inc. 1                                       51,400         735,020
--------------------------------------------------------------------------------
 Hewitt Associates, Inc. 1                                12,900         333,078
--------------------------------------------------------------------------------
 ICT Group, Inc. 1                                        45,800         432,810
--------------------------------------------------------------------------------
 Imagistics International,
 Inc. 1                                                   56,000       1,607,200
--------------------------------------------------------------------------------
 Interpool, Inc.                                          18,000         298,440
--------------------------------------------------------------------------------
 ITT Educational Services,
 Inc. 1                                                   65,200       2,557,796
--------------------------------------------------------------------------------
 Kelly Services, Inc.,
 Cl. A                                                     9,900         254,034
--------------------------------------------------------------------------------
 Labor Ready, Inc. 1                                      18,900         161,784
--------------------------------------------------------------------------------
 Landauer, Inc.                                           15,100         586,635
--------------------------------------------------------------------------------
 Layne Christensen Co. 1                                   2,400          20,014
--------------------------------------------------------------------------------
 Monster Worldwide,
 Inc. 1                                                   14,300         379,665
--------------------------------------------------------------------------------
 Moore Wallace, Inc. 1                                   133,300       1,938,182
--------------------------------------------------------------------------------
 Navigant Consulting,
 Inc. 1                                                   41,200         556,612



24  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Commercial Services & Supplies Continued
 NCO Group, Inc. 1                                        16,000    $    308,480
--------------------------------------------------------------------------------
 New England Business
 Service, Inc.                                             9,700         284,695
--------------------------------------------------------------------------------
 Republic Services, Inc. 1                                28,700         694,540
--------------------------------------------------------------------------------
 Right Management
 Consultants, Inc. 1                                      92,875       1,307,680
--------------------------------------------------------------------------------
 Rollins, Inc.                                            52,750         988,008
--------------------------------------------------------------------------------
 Roto-Rooter, Inc.                                         3,600         135,144
--------------------------------------------------------------------------------
 Schawk, Inc.                                             12,900         161,250
--------------------------------------------------------------------------------
 Strayer Education, Inc.                                  12,800       1,081,216
--------------------------------------------------------------------------------
 Tetra Tech, Inc. 1                                       38,900         624,734
--------------------------------------------------------------------------------
 United Stationers, Inc. 1                                 7,400         283,568
--------------------------------------------------------------------------------
 University of Phoenix
 Online 1                                                 39,500       2,274,805
--------------------------------------------------------------------------------
 Wackenhut Corrections
 Corp. 1                                                   5,700          99,180
--------------------------------------------------------------------------------
 Watson Wyatt & Co.
 Holdings 1                                               18,600         427,800
                                                                    ------------
                                                                      35,419,899

--------------------------------------------------------------------------------
 Construction & Engineering--0.3%
 Comfort Systems USA,
 Inc. 1                                                  101,300         329,225
--------------------------------------------------------------------------------
 Dycom Industries, Inc. 1                                 52,500         893,025
--------------------------------------------------------------------------------
 Granite Construction,
 Inc.                                                     39,000         700,830
--------------------------------------------------------------------------------
 Integrated Electrical
 Services, Inc. 1                                         78,400         569,184
--------------------------------------------------------------------------------
 Perini Corp. 1                                           17,100         153,045
--------------------------------------------------------------------------------
 URS Corp. 1                                              22,500         450,000
                                                                    ------------
                                                                       3,095,309

--------------------------------------------------------------------------------
 Electrical Equipment--0.6%
 Acuity Brands, Inc.                                      39,000         707,850
--------------------------------------------------------------------------------
 American Power
 Conversion Corp. 1                                      110,000       1,917,300
--------------------------------------------------------------------------------
 AMETEK, Inc.                                             11,300         447,028
--------------------------------------------------------------------------------
 Baldor Electric Co.                                       2,400          49,800
--------------------------------------------------------------------------------
 C&D Technologies,
 Inc.                                                      4,400          66,220
--------------------------------------------------------------------------------
 Emerson Electric Co.                                      3,800         204,060
--------------------------------------------------------------------------------
 Franklin Electric Co.,
 Inc.                                                     19,600       1,123,668
--------------------------------------------------------------------------------
 Genlyte Group,
 Inc. (The) 1                                              2,300          85,675




                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Electrical Equipment Continued
 II-VI, Inc. 1                                            71,300    $  1,546,497
                                                                    ------------
                                                                       6,148,098

--------------------------------------------------------------------------------
 Industrial Conglomerates--1.5%
 3M Co.                                                    5,000         701,000
--------------------------------------------------------------------------------
 Carlisle Cos., Inc.                                      31,500       1,378,125
--------------------------------------------------------------------------------
 General Electric Co.                                    385,000      10,949,400
--------------------------------------------------------------------------------
 Lydall, Inc. 1                                            4,600          54,280
--------------------------------------------------------------------------------
 Raven Industries, Inc.                                    5,600         121,968
--------------------------------------------------------------------------------
 Standex International
 Corp.                                                     6,600         147,972
--------------------------------------------------------------------------------
 United Industrial Corp.                                  28,900         475,116
                                                                    ------------
                                                                      13,827,861

--------------------------------------------------------------------------------
 Machinery--2.5%
 A.S.V., Inc. 1                                            5,200          96,096
--------------------------------------------------------------------------------
 Actuant Corp., Cl. A 1                                    4,500         219,150
--------------------------------------------------------------------------------
 Alamo Group, Inc.                                         4,100          54,735
--------------------------------------------------------------------------------
 Albany International
 Corp., Cl. A                                             56,100       1,602,777
--------------------------------------------------------------------------------
 Ampco-Pittsburg
 Corp.                                                    13,400         158,656
--------------------------------------------------------------------------------
 Barnes Group, Inc.                                       13,400         329,774
--------------------------------------------------------------------------------
 BHA Group, Inc., Cl. A                                   16,400         360,800
--------------------------------------------------------------------------------
 Briggs & Stratton
 Corp.                                                    38,100       2,098,167
--------------------------------------------------------------------------------
 Cascade Corp.                                            52,500       1,015,350
--------------------------------------------------------------------------------
 Ceradyne, Inc. 1                                         25,100         546,929
--------------------------------------------------------------------------------
 Chicago Bridge & Iron
 Co. NV                                                  110,000       2,712,600
--------------------------------------------------------------------------------
 CIRCOR International,
 Inc.                                                     10,400         193,440
--------------------------------------------------------------------------------
 Clarcor, Inc.                                            21,900         881,037
--------------------------------------------------------------------------------
 Cuno, Inc. 1                                             19,800         767,448
--------------------------------------------------------------------------------
 Danaher Corp.                                            25,000       1,805,000
--------------------------------------------------------------------------------
 Deere & Co.                                               6,400         324,992
--------------------------------------------------------------------------------
 Dionex Corp. 1                                           44,800       1,826,048
--------------------------------------------------------------------------------
 Donaldson Co., Inc.                                      18,500         901,875
--------------------------------------------------------------------------------
 Eaton Corp.                                              19,000       1,599,230
--------------------------------------------------------------------------------
 Graco, Inc.                                              14,300         521,235
--------------------------------------------------------------------------------
 Kadant, Inc. 1                                           10,100         200,081
--------------------------------------------------------------------------------
 Middleby Corp. (The) 1                                   26,600         477,470
--------------------------------------------------------------------------------
 Milacron, Inc.                                           34,400         137,600



25  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Machinery Continued
 Oshkosh Truck Corp.                                       6,400    $    425,728
--------------------------------------------------------------------------------
 Paccar, Inc.                                             27,800       2,146,160
--------------------------------------------------------------------------------
 Pall Corp.                                               43,100         972,767
--------------------------------------------------------------------------------
 Penn Engineering &
 Manufacturing Corp.                                       6,000          80,460
--------------------------------------------------------------------------------
 Thomas Industries, Inc.                                  20,400         542,640
--------------------------------------------------------------------------------
 Valmont Industries,
 Inc.                                                     10,700         225,342
--------------------------------------------------------------------------------
 Wabtec Corp.                                              2,800          41,328
--------------------------------------------------------------------------------
 Watts Industries, Inc.,
 Cl. A                                                    17,700         323,910
                                                                    ------------
                                                                      23,588,825

--------------------------------------------------------------------------------
 Marine--0.0%
 Seabulk International,
 Inc. 1                                                    1,400          10,780
--------------------------------------------------------------------------------
 Road & Rail--1.0%
 C.H. Robinson
 Worldwide, Inc.                                          15,600         575,952
--------------------------------------------------------------------------------
 Covenant Transport,
 Inc., Cl. A 1                                            33,000         580,140
--------------------------------------------------------------------------------
 CSX Corp.                                                17,000         532,100
--------------------------------------------------------------------------------
 Florida East Coast
 Industries, Inc., Cl. A                                   1,800          50,634
--------------------------------------------------------------------------------
 Heartland Express,
 Inc. 1                                                    8,200         208,280
--------------------------------------------------------------------------------
 Hunt (J.B.) Transport
 Services, Inc. 1                                         38,200       1,789,288
--------------------------------------------------------------------------------
 Knight Transportation,
 Inc. 1                                                   40,050       1,061,325
--------------------------------------------------------------------------------
 Landstar System, Inc. 1                                   5,700         365,712
--------------------------------------------------------------------------------
 Mullen Transportation,
 Inc.                                                     41,000         862,361
--------------------------------------------------------------------------------
 Old Dominion Freight
 Line, Inc. 1                                             22,950         734,400
--------------------------------------------------------------------------------
 P.A.M. Transportation
 Services, Inc. 1                                         13,500         303,480
--------------------------------------------------------------------------------
 Pacer International,
 Inc. 1                                                   34,300         669,879
--------------------------------------------------------------------------------
 Roadway Corp.                                            19,800         944,064
--------------------------------------------------------------------------------
 U.S. Xpress Enterprises,
 Inc., Cl. A 1                                             9,100         117,663
--------------------------------------------------------------------------------
 Werner Enterprises,
 Inc.                                                     19,700         469,648
                                                                 ---------------
                                                                       9,264,926





                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Trading Companies & Distributors--0.1%
 Aceto Corp.                                               3,800    $     74,100
--------------------------------------------------------------------------------
 Applied Industrial
 Technologies, Inc.                                       19,500         435,825
--------------------------------------------------------------------------------
 Lawson Products, Inc.                                     3,300          90,948
--------------------------------------------------------------------------------
 MSC Industrial Direct
 Co., Inc., Cl. A                                         17,100         344,565
                                                                    ------------
                                                                         945,438

--------------------------------------------------------------------------------
 Information Technology--18.6%
--------------------------------------------------------------------------------
 Communications Equipment--3.1%
 Adaptec, Inc. 1                                          64,600         437,342
--------------------------------------------------------------------------------
 ADTRAN, Inc.                                             43,600       2,129,424
--------------------------------------------------------------------------------
 Andrew Corp. 1                                          146,082       1,590,833
--------------------------------------------------------------------------------
 Avocent Corp. 1                                          63,300       1,695,174
--------------------------------------------------------------------------------
 Cisco Systems, Inc. 1                                   265,000       5,172,800
--------------------------------------------------------------------------------
 Comtech Telecommunications
 Corp. 1                                                  55,750       1,010,190
--------------------------------------------------------------------------------
 CyberGuard Corp. 1                                       37,500         357,000
--------------------------------------------------------------------------------
 Enterasys Networks,
 Inc. 1                                                  207,300         961,872
--------------------------------------------------------------------------------
 Foundry Networks,
 Inc. 1                                                   95,500       1,722,820
--------------------------------------------------------------------------------
 Inter-Tel, Inc.                                          55,900       1,432,158
--------------------------------------------------------------------------------
 InterDigital
 Communications
 Corp. 1                                                  45,100         716,188
--------------------------------------------------------------------------------
 Netgear, Inc. 1                                          23,600         417,035
--------------------------------------------------------------------------------
 Packeteer, Inc. 1                                        82,900       1,004,748
--------------------------------------------------------------------------------
 Plantronics, Inc. 1                                      75,200       1,822,848
--------------------------------------------------------------------------------
 QUALCOMM, Inc.                                           65,000       2,434,900
--------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                                 76,200       2,308,098
--------------------------------------------------------------------------------
 SpectraLink Corp. 1                                       8,300         137,614
--------------------------------------------------------------------------------
 Telular Corp. 1                                           1,500           6,480
--------------------------------------------------------------------------------
 Tollgrade
 Communications, Inc. 1                                   31,400         435,204
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                                        70,000       2,979,900
--------------------------------------------------------------------------------
 Westell Technologies,
 Inc., Cl. A 1                                            72,100         551,565
                                                                    ------------
                                                                      29,324,193

--------------------------------------------------------------------------------
 Computers & Peripherals--2.8%
 Advanced Digital
 Information Corp. 1                                      77,100         895,131
--------------------------------------------------------------------------------
 Avid Technology, Inc. 1                                  60,000       2,787,600



26  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Computers & Peripherals Continued
 Cray, Inc. 1                                             14,300    $    158,301
--------------------------------------------------------------------------------
 Dell, Inc. 1                                            135,000       4,546,800
--------------------------------------------------------------------------------
 Hewlett-Packard Co.                                      50,000       1,058,500
--------------------------------------------------------------------------------
 Hutchinson Technology,
 Inc. 1                                                   63,700       1,829,464
--------------------------------------------------------------------------------
 Imation Corp.                                            50,800       1,813,052
--------------------------------------------------------------------------------
 International Business
 Machines Corp.                                           40,000       3,250,000
--------------------------------------------------------------------------------
 Lexmark International,
 Inc., Cl. A 1                                            25,000       1,604,250
--------------------------------------------------------------------------------
 Network Appliance,
 Inc. 1                                                  100,000       1,598,000
--------------------------------------------------------------------------------
 Overland Storage, Inc. 1                                 71,500       1,468,610
--------------------------------------------------------------------------------
 Presstek, Inc. 1                                         13,500         109,485
--------------------------------------------------------------------------------
 Rainbow Technologies,
 Inc. 1                                                   88,800         658,008
--------------------------------------------------------------------------------
 Storage Technology
 Corp. 1                                                  49,900       1,329,336
--------------------------------------------------------------------------------
 Stratasys, Inc. 1                                        32,600       1,189,900
--------------------------------------------------------------------------------
 Western Digital Corp. 1                                 199,900       1,991,004
                                                                    ------------
                                                                      26,287,441

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--1.4%
 CellStar Corp. 1                                         45,200         238,204
--------------------------------------------------------------------------------
 Checkpoint Systems,
 Inc. 1                                                   41,500         644,910
--------------------------------------------------------------------------------
 Cognex Corp. 1                                            4,400         125,400
--------------------------------------------------------------------------------
 Daktronics, Inc. 1                                       58,500         981,630
--------------------------------------------------------------------------------
 Diebold, Inc.                                            38,500       1,702,085
--------------------------------------------------------------------------------
 Excel Technology, Inc. 1                                 17,900         466,474
--------------------------------------------------------------------------------
 Fargo Electronics, Inc. 1                                13,800         159,252
--------------------------------------------------------------------------------
 FLIR Systems, Inc. 1                                     16,200         439,020
--------------------------------------------------------------------------------
 Global Imaging Systems,
 Inc. 1                                                   12,100         308,429
--------------------------------------------------------------------------------
 GTSI Corp. 1                                              3,600          32,868
--------------------------------------------------------------------------------
 Innovex, Inc. 1                                          35,000         514,500
--------------------------------------------------------------------------------
 Methode Electronics,
 Inc., Cl. A                                             114,300       1,349,883
--------------------------------------------------------------------------------
 MTS Systems Corp.                                        73,600       1,100,320
--------------------------------------------------------------------------------
 Pioneer-Standard
 Electronics, Inc.                                        27,500         246,950
--------------------------------------------------------------------------------
 Rofin-Sinar Technologies,
 Inc. 1                                                   30,400         449,920
--------------------------------------------------------------------------------
 Rogers Corp. 1                                           20,600         607,288





                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Electronic Equipment & Instruments Continued
 Trimble Navigation
 Ltd. 1                                                   42,800    $  1,170,580

--------------------------------------------------------------------------------
 Varian, Inc. 1                                           20,500         666,045
--------------------------------------------------------------------------------
 Waters Corp. 1                                           60,000       1,902,600
--------------------------------------------------------------------------------
 Woodhead Industries,
 Inc.                                                     16,100         245,203
--------------------------------------------------------------------------------
 X-Rite, Inc.                                             20,600         216,094
                                                                    ------------
                                                                      13,567,655

--------------------------------------------------------------------------------
 Internet Software & Services--2.1%
 Akamai Technologies,
 Inc. 1                                                  138,300         633,414
--------------------------------------------------------------------------------
 Digital Insight Corp. 1                                  44,100         889,938
--------------------------------------------------------------------------------
 Digital River, Inc. 1                                   101,700       2,184,516
--------------------------------------------------------------------------------
 Digitas, Inc. 1                                          80,042         464,244
--------------------------------------------------------------------------------
 Expedia, Inc., Cl. A 1                                   44,000       3,441,240
--------------------------------------------------------------------------------
 FindWhat.com 1                                           74,800       1,556,588
--------------------------------------------------------------------------------
 iPass, Inc. 1                                            10,200         184,314
--------------------------------------------------------------------------------
 j2 Global
 Communications, Inc. 1                                   62,200       3,374,350
--------------------------------------------------------------------------------
 LendingTree, Inc. 1                                       7,900         198,132
--------------------------------------------------------------------------------
 Neoforma, Inc. 1                                         19,200         255,936
--------------------------------------------------------------------------------
 Netegrity, Inc. 1                                       146,400       1,367,376
--------------------------------------------------------------------------------
 Open Text Corp. 1                                        62,900       1,614,643
--------------------------------------------------------------------------------
 Secure Computing
 Corp. 1                                                  72,500         680,775
--------------------------------------------------------------------------------
 SeeBeyond Technology
 Corp. 1                                                  50,900         101,800
--------------------------------------------------------------------------------
 SupportSoft, Inc. 1                                      19,300         161,927
--------------------------------------------------------------------------------
 United Online, Inc. 1                                    76,200       2,387,346
--------------------------------------------------------------------------------
 WebEx Communications,
 Inc. 1                                                   18,300         301,767
                                                                    ------------
                                                                      19,798,306

--------------------------------------------------------------------------------
 IT Services--1.2%
 Certegy, Inc. 1                                          19,200         522,816
--------------------------------------------------------------------------------
 CheckFree Corp. 1                                        23,000         618,930
--------------------------------------------------------------------------------
 Cognizant Technology
 Solutions Corp. 1                                        88,927       2,737,173
--------------------------------------------------------------------------------
 CompuCom Systems,
 Inc. 1                                                    2,900          16,240
--------------------------------------------------------------------------------
 Convergys Corp. 1                                        47,000         792,890
--------------------------------------------------------------------------------
 Gartner, Inc., Cl. B 1                                    3,300          28,545
--------------------------------------------------------------------------------
 Global Payments, Inc.                                    47,000       1,654,870



27  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 IT Services Continued
 iGate Corp. 1                                             2,600    $     10,816
--------------------------------------------------------------------------------
 infoUSA, Inc. 1                                          87,800         790,200
--------------------------------------------------------------------------------
 Intrado, Inc. 1                                          13,600         222,360
--------------------------------------------------------------------------------
 iPayment Holdings,
 Inc. 1                                                    5,900         151,571
--------------------------------------------------------------------------------
 Keane, Inc. 1                                            46,700         678,551
--------------------------------------------------------------------------------
 Lightbridge, Inc. 1                                      68,400         678,528
--------------------------------------------------------------------------------
 MAPICS, Inc. 1                                            5,000          45,650
--------------------------------------------------------------------------------
 SM&A 1                                                   18,200         169,988
--------------------------------------------------------------------------------
 SS&C Technologies,
 Inc. 1                                                   89,100       1,597,563
--------------------------------------------------------------------------------
 Startek, Inc. 1                                          12,200         366,000
--------------------------------------------------------------------------------
 Tyler Technologies,
 Inc. 1                                                   34,226         169,419
                                                                    ------------
                                                                      11,252,110

--------------------------------------------------------------------------------
 Office Electronics--0.2%
 Gerber Scientific, Inc. 1                                 2,200          18,634
--------------------------------------------------------------------------------
 Metrologic Instruments,
 Inc. 1                                                   14,300         504,933
--------------------------------------------------------------------------------
 Xerox Corp. 1                                            17,600         190,080
--------------------------------------------------------------------------------
 Zebra Technologies
 Corp., Cl. A 1                                           20,000       1,551,600
                                                                    ------------
                                                                       2,265,247

--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--2.7%
 Altera Corp. 1                                          120,000       2,308,800
--------------------------------------------------------------------------------
 Cree, Inc. 1                                            125,100       1,671,336
--------------------------------------------------------------------------------
 Diodes, Inc. 1                                           10,300         209,605
--------------------------------------------------------------------------------
 Entegris, Inc. 1                                         51,500         737,480
--------------------------------------------------------------------------------
 Exar Corp. 1                                             44,700         639,210
--------------------------------------------------------------------------------
 Genesis Microchip,
 Inc. 1                                                   28,800         313,920
--------------------------------------------------------------------------------
 Intel Corp.                                             355,000       8,857,250
--------------------------------------------------------------------------------
 National Semiconductor
 Corp. 1                                                 120,000       2,682,000
--------------------------------------------------------------------------------
 Power Integrations,
 Inc. 1                                                   68,200       1,949,156
--------------------------------------------------------------------------------
 QLogic Corp. 1                                           40,000       1,686,000
--------------------------------------------------------------------------------
 Rambus, Inc. 1                                           90,000       1,616,400
--------------------------------------------------------------------------------
 Silicon Laboratories,
 Inc. 1                                                   70,000       2,569,700
--------------------------------------------------------------------------------
 Siliconix, Inc. 1                                         8,100         346,275




                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment
 Continued
 Texas Instruments, Inc.                                   4,800    $     90,576
--------------------------------------------------------------------------------
 Transmeta Corp. 1                                       234,950         390,017
                                                                    ------------
                                                                      26,067,725

--------------------------------------------------------------------------------
 Software--5.1%
 Amdocs Ltd. 1                                           135,000       2,751,300
--------------------------------------------------------------------------------
 Ansoft Corp. 1                                           16,500         178,200
--------------------------------------------------------------------------------
 Ansys, Inc. 1                                            46,700       1,575,658
--------------------------------------------------------------------------------
 BMC Software, Inc. 1                                     20,000         282,000
--------------------------------------------------------------------------------
 CCC Information
 Services Group, Inc. 1                                   46,900         607,824
--------------------------------------------------------------------------------
 Citrix Systems, Inc. 1                                   80,000       1,452,000
--------------------------------------------------------------------------------
 Datastream Systems,
 Inc. 1                                                   24,200         225,786
--------------------------------------------------------------------------------
 Electronic Arts, Inc. 1                                  30,000       2,520,000
--------------------------------------------------------------------------------
 Epicor Software Corp. 1                                  39,300         311,256
--------------------------------------------------------------------------------
 FactSet Research
 Systems, Inc.                                            50,000       2,300,000
--------------------------------------------------------------------------------
 Fair Isaac Corp.                                         17,800         961,912
--------------------------------------------------------------------------------
 FileNet Corp. 1                                          15,600         284,232
--------------------------------------------------------------------------------
 Group 1 Software, Inc. 1                                 49,600         902,224
--------------------------------------------------------------------------------
 Hyperion Solutions
 Corp. 1                                                  40,000       1,093,200
--------------------------------------------------------------------------------
 Inet Technologies, Inc. 1                                53,500         594,920
--------------------------------------------------------------------------------
 InterVoice-Brite, Inc. 1                                  6,900          48,990
--------------------------------------------------------------------------------
 Kronos, Inc. 1                                           31,700       1,756,180
--------------------------------------------------------------------------------
 Magma Design
 Automation, Inc. 1                                       12,500         249,375
--------------------------------------------------------------------------------
 Microsoft Corp.                                         480,000      12,672,000
--------------------------------------------------------------------------------
 Mobius Management
 Systems, Inc. 1                                           1,100           7,425
--------------------------------------------------------------------------------
 OPNET Technologies,
 Inc. 1                                                    5,500          62,865
--------------------------------------------------------------------------------
 Oracle Corp. 1                                          310,000       3,720,000
--------------------------------------------------------------------------------
 Pegasystems, Inc. 1                                      16,100         114,616
--------------------------------------------------------------------------------
 Plumtree Software,
 Inc. 1                                                  123,800         461,774
--------------------------------------------------------------------------------
 Progress Software
 Corp. 1                                                  90,200       1,795,882
--------------------------------------------------------------------------------
 Quality Systems, Inc. 1                                  40,400       1,438,240
--------------------------------------------------------------------------------
 Radiant Systems, Inc. 1                                  87,600         573,780
--------------------------------------------------------------------------------
 Sanchez Computer
 Associates, Inc. 1                                       17,800          74,742



28  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Software Continued
 ScanSoft, Inc. 1                                        111,500    $    565,305
--------------------------------------------------------------------------------
 SPSS, Inc. 1                                              5,100          91,902
--------------------------------------------------------------------------------
 Sybase, Inc. 1                                          100,000       1,570,000
--------------------------------------------------------------------------------
 Symantec Corp. 1                                         56,000       2,626,960
--------------------------------------------------------------------------------
 Take-Two Interactive
 Software, Inc. 1                                         71,000       1,888,600
--------------------------------------------------------------------------------
 Tradestation Group,
 Inc. 1                                                   27,200         327,760
--------------------------------------------------------------------------------
 Ulticom, Inc. 1                                          30,500         356,240
--------------------------------------------------------------------------------
 Veritas Software Corp. 1                                 40,000       1,232,000
--------------------------------------------------------------------------------
 Verity, Inc. 1                                           90,000       1,197,900
                                                                    ------------
                                                                      48,873,048

--------------------------------------------------------------------------------
 Materials--2.2%
--------------------------------------------------------------------------------
 Chemicals--0.9%
 Agrium, Inc.                                             75,900         850,080
--------------------------------------------------------------------------------
 Airgas, Inc.                                             59,100       1,148,904
--------------------------------------------------------------------------------
 American Vanguard
 Corp.                                                     2,000          43,600
--------------------------------------------------------------------------------
 Cytec Industries, Inc. 1                                 56,500       2,182,030
--------------------------------------------------------------------------------
 Ecolab, Inc.                                             49,000       1,210,790
--------------------------------------------------------------------------------
 Ethyl Corp. 1                                             9,000         104,400
--------------------------------------------------------------------------------
 Georgia Gulf Corp.                                       14,100         322,608
--------------------------------------------------------------------------------
 Hawkins, Inc.                                             6,000          64,080
--------------------------------------------------------------------------------
 MacDermid, Inc.                                          38,100       1,093,851
--------------------------------------------------------------------------------
 Material Sciences
 Corp.                                                     7,000          66,010
--------------------------------------------------------------------------------
 Octel Corp.                                              52,400         770,280
--------------------------------------------------------------------------------
 Omnova Solutions,
 Inc. 1                                                   71,400         301,308
--------------------------------------------------------------------------------
 Stepan Co.                                                8,200         199,424
--------------------------------------------------------------------------------
 Terra Nitrogen Co. LP                                     5,100          25,704
                                                                    ------------
                                                                       8,383,069

--------------------------------------------------------------------------------
 Construction Materials--0.2%
 AMCOL International
 Corp.                                                    55,800         525,636
--------------------------------------------------------------------------------
 Ameron International
 Corp.                                                    14,200         481,664
--------------------------------------------------------------------------------
 Centex Construction
 Products, Inc.                                            1,700          76,500
--------------------------------------------------------------------------------
 Florida Rock Industries,
 Inc.                                                     25,500       1,219,920
                                                                    ------------
                                                                       2,303,720



                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Containers & Packaging--0.4%
 AptarGroup, Inc.                                          2,700      $  100,575
--------------------------------------------------------------------------------
 Ball Corp.                                               29,100       1,446,270
--------------------------------------------------------------------------------
 Caraustar Industries,
 Inc. 1                                                   20,600         184,576
--------------------------------------------------------------------------------
 Graphic Packaging
 International Corp. 1                                     6,800          34,204
--------------------------------------------------------------------------------
 Myers Industries, Inc.                                   12,600         146,160
--------------------------------------------------------------------------------
 Packaging Dynamics
 Corp. 1                                                   5,760          41,703
--------------------------------------------------------------------------------
 Sealed Air Corp. 1                                       24,000       1,145,520
--------------------------------------------------------------------------------
 Silgan Holdings, Inc. 1                                  29,900         955,305
                                                                    ------------
                                                                       4,054,313

--------------------------------------------------------------------------------
 Metals & Mining--0.5%
 Carpenter Technology
 Corp.                                                    26,700         489,411
--------------------------------------------------------------------------------
 Century Aluminum
 Co.                                                      13,000         116,740
--------------------------------------------------------------------------------
 Gibraltar Steel Corp.                                     4,500         106,650
--------------------------------------------------------------------------------
 IMCO Recycling, Inc. 1                                   12,700          91,694
--------------------------------------------------------------------------------
 Massey Energy Co.                                         2,500          28,625
--------------------------------------------------------------------------------
 NN, Inc.                                                 45,600         540,816
--------------------------------------------------------------------------------
 Peabody Energy Corp.                                     65,000       1,994,850
--------------------------------------------------------------------------------
 Quanex Corp.                                             11,100         351,870
--------------------------------------------------------------------------------
 Schnitzer Steel
 Industries, Inc.                                         26,200       1,214,894
--------------------------------------------------------------------------------
 Southern Peru Copper
 Corp.                                                     1,100          18,095
--------------------------------------------------------------------------------
 Steel Technologies, Inc.                                  1,200          12,912
--------------------------------------------------------------------------------
 Westmoreland Coal
 Co. 1                                                     3,200          54,368
                                                                    ------------
                                                                       5,020,925

--------------------------------------------------------------------------------
 Paper & Forest Products--0.2%
 Louisiana-Pacific
 Corp. 1                                                 135,200       1,642,680
--------------------------------------------------------------------------------
 Telecommunication Services--3.1%
--------------------------------------------------------------------------------
 Diversified Telecommunication Services--2.6%
 Alltel Corp.                                             37,500       1,754,625
--------------------------------------------------------------------------------
 BellSouth Corp.                                         170,000       4,329,900
--------------------------------------------------------------------------------
 Citizens Communications
 Co. 1                                                   160,000       1,896,000
--------------------------------------------------------------------------------
 Commonwealth Telephone
 Enterprises, Inc. 1                                      27,800       1,056,400



29  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF INVESTMENTS  Continued


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 General Communication,
 Inc., Cl. A 1                                            17,500    $    151,375
--------------------------------------------------------------------------------
 Golden Telecom, Inc. 1                                    8,600         238,650
--------------------------------------------------------------------------------
 Hungarian Telephone &
 Cable Corp. 1                                               700           6,902
--------------------------------------------------------------------------------
 McLeodUSA, Inc.,
 Cl. A 1                                                  20,400          19,992
--------------------------------------------------------------------------------
 North Pittsburgh
 Systems, Inc.                                            47,400         853,200
--------------------------------------------------------------------------------
 Primus Telecommunications
 Group, Inc. 1                                           152,300       1,047,824
--------------------------------------------------------------------------------
 PTEK Holdings, Inc. 1                                    60,300         387,729
--------------------------------------------------------------------------------
 Qwest Communications
 International, Inc. 1                                   400,000       1,596,000
--------------------------------------------------------------------------------
 SBC Communications,
 Inc.                                                    200,000       4,672,000
--------------------------------------------------------------------------------
 Verizon Communications,
 Inc.                                                    200,000       6,972,000
--------------------------------------------------------------------------------
 Warwick Valley
 Telephone Co.                                             1,000          87,500
                                                                    ------------
                                                                      25,070,097

--------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.5%
 Boston Communications
 Group, Inc. 1                                           104,100       1,229,421
--------------------------------------------------------------------------------
 Cincinnati Bell, Inc. 1                                  10,500          59,220
--------------------------------------------------------------------------------
 Dobson Communications
 Corp., Cl. A 1                                           31,600         203,504
--------------------------------------------------------------------------------
 Nextel Communications,
 Inc., Cl. A 1                                           110,000       2,008,600
--------------------------------------------------------------------------------
 Wireless Facilities, Inc. 1                              81,400         983,312
                                                                    ------------
                                                                       4,484,057


                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Utilities--1.9%
--------------------------------------------------------------------------------
 Electric Utilities--0.6%
 Black Hills Corp.                                         7,800    $    239,382
--------------------------------------------------------------------------------
 Canadian Hydro
 Developers, Inc. 1                                      280,000         377,774
--------------------------------------------------------------------------------
 Central Vermont Public
 Service Corp.                                             1,500          32,430
--------------------------------------------------------------------------------
 CH Energy Group, Inc.                                    24,900       1,079,415
--------------------------------------------------------------------------------
 Exelon Corp.                                             28,800       1,655,136
--------------------------------------------------------------------------------
 Green Mountain Power
 Corp.                                                     9,600         208,896
--------------------------------------------------------------------------------
 MGE Energy, Inc.                                          4,100         128,453
--------------------------------------------------------------------------------
 Puget Energy, Inc.                                       23,400         511,758
--------------------------------------------------------------------------------
 Southern Co.                                              6,300         179,172
--------------------------------------------------------------------------------
 Texas Genco Holdings,
 Inc.                                                      7,155         171,720
--------------------------------------------------------------------------------
 Wisconsin Energy
 Corp.                                                    46,300       1,303,345
                                                                 ---------------
                                                                       5,887,481

--------------------------------------------------------------------------------
 Gas Utilities--0.6%
 Chesapeake Utilities
 Corp.                                                    15,400         363,440
--------------------------------------------------------------------------------
 Energen Corp.                                            39,700       1,377,590
--------------------------------------------------------------------------------
 EnergySouth, Inc.                                         1,400          45,136
--------------------------------------------------------------------------------
 Laclede Group,
 Inc. (The)                                                1,000          27,300
--------------------------------------------------------------------------------
 New Jersey Resources
 Corp.                                                    12,100         422,048
--------------------------------------------------------------------------------
 ONEOK, Inc.                                              25,400         529,844
--------------------------------------------------------------------------------
 South Jersey Industries,
 Inc.                                                      2,100          79,485
--------------------------------------------------------------------------------
 Southwestern Energy
 Co. 1                                                   113,100       1,719,120
--------------------------------------------------------------------------------
 UGI Corp.                                                34,350       1,084,429
--------------------------------------------------------------------------------
 WGL Holdings, Inc.                                        8,700         221,937
                                                                 ---------------
                                                                       5,870,329

30  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

                                                                    Market Value
                                                          Shares      See Note 1
--------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.7%
 Avista Corp.                                              4,300    $     63,425
--------------------------------------------------------------------------------
 Equitable Resources,
 Inc.                                                     23,400         903,942
--------------------------------------------------------------------------------
 Questar Corp.                                            58,500       1,869,075
--------------------------------------------------------------------------------
 Williams Cos.,
 Inc. (The)                                              500,000       3,175,000
                                                                    ------------
                                                                       6,011,442

--------------------------------------------------------------------------------
 Water Utilities--0.0%
 American States Water
 Co.                                                       1,200          32,028
                                                                    ------------
 Total Common Stocks
 (Cost $797,551,069)                                                 945,825,816

--------------------------------------------------------------------------------
 Preferred Stocks--0.0%

 Astronics Corp., Cl. B 1,2
 (Cost $12,936)                                            1,850           8,787

                                                           Units
--------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%

 Canadian Superior
 Energy, Inc. Wts.,
 Exp. 3/14/04 1,2                                        600,000             426
--------------------------------------------------------------------------------
 Fedders Corp. Rts.,
 Exp. 8/12/03 1                                            1,970              59
                                                                    ------------
 Total Rights, Warrants
 and Certificates (Cost $466)                                                485






                                                       Principal    Market Value
                                                          Amount      See Note 1
--------------------------------------------------------------------------------
 Joint Repurchase Agreements--1.3%
 Undivided interest of 1.26%
 in joint repurchase agreement
 (Principal Amount/Market
 Value $1,000,213,000,
 with a maturity value
 of $1,000,242,451) with
 PaineWebber, Inc., 1.06%,
 dated 7/31/03, to be
 repurchased at $12,632,372
 on 8/1/03, collateralized by
 Federal National Mortgage
 Assn., 5%--6%, 6/1/18--5/1/33,
 with a value of $1,022,331,088
 (Cost $12,632,000)                                 $12,632,000     $12,632,000

-------------------------------------------------------------------------------
 Total Investments,
 at Value
 (Cost $810,196,471)                                      100.4%    958,467,088
-------------------------------------------------------------------------------
 Liabilities in Excess
 of Other Assets                                           (0.4)     (4,211,614)
                                                          ----------------------
 Net Assets                                               100.0%   $954,255,474
                                                          ======================


Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted.
See Note 6 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.

31  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2003

--------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $810,196,471)--see
 accompanying statement                                          $ 958,467,088
--------------------------------------------------------------------------------
 Cash                                                                2,017,823
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                    5,577,631
 Shares of beneficial interest sold                                  2,887,433
 Interest and dividends                                                717,171
 Other                                                                   2,637
                                                                 ---------------
 Total assets                                                      969,669,783

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased                                              13,770,938
 Shares of beneficial interest redeemed                              1,097,096
 Transfer and shareholder servicing agent fees                         216,333
 Distribution and service plan fees                                    196,903
 Shareholder reports                                                    82,464
 Trustees' compensation                                                     43
 Other                                                                  50,532
                                                                 ---------------
 Total liabilities                                                  15,414,309

--------------------------------------------------------------------------------
 Net Assets                                                      $ 954,255,474
                                                                 ===============

--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital                                                 $ 911,941,997
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments
 and foreign currency transactions                                (105,956,875)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments
 and translation of assets and
 liabilities denominated in foreign currencies                     148,270,352
                                                                 ---------------
 Net Assets                                                      $ 954,255,474
                                                                 ===============


32  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
 Net Asset Value Per Share

 Class A Shares:
 Net asset value and redemption price
 per share (based on net assets of
 $501,276,935 and 46,867,939 shares of
 beneficial interest outstanding)                                         $10.70
 Maximum offering price per share (net
 asset value plus sales charge of
 5.75% of offering price)                                                 $11.35
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price
 (excludes applicable contingent deferred
 sales charge) and offering price per
 share (based on net assets of $237,001,669
 and 22,646,138 shares of beneficial interest outstanding)                $10.47
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price
 (excludes applicable contingent deferred
 sales charge) and offering price per
 share (based on net assets of $198,179,896
 and 18,918,367 shares of beneficial interest outstanding)                $10.48
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price
 (excludes applicable contingent deferred
 sales charge) and offering price per
 share (based on net assets of $13,368,785
 and 1,258,458 shares of beneficial interest outstanding)                 $10.62
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share
 (based on net assets of $4,428,189 and 410,556 shares
 of beneficial interest outstanding)                                      $10.79

 See accompanying Notes to Financial Statements.


33  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2003

--------------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding
 taxes of $53,098)                                                 $  8,550,149
--------------------------------------------------------------------------------
 Interest                                                               171,165
                                                                   -------------
 Total investment income                                              8,721,314

--------------------------------------------------------------------------------
 Expenses

 Management fees                                                      5,094,428
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                909,344
 Class B                                                              1,868,759
 Class C                                                              1,589,495
 Class N                                                                 42,505
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                933,033
 Class B                                                                743,448
 Class C                                                                358,618
 Class N                                                                 22,724
 Class Y                                                                  1,451
--------------------------------------------------------------------------------
 Trustees' compensation                                                  20,369
--------------------------------------------------------------------------------
 Custodian fees and expenses                                             18,567
--------------------------------------------------------------------------------
 Other                                                                   32,214
                                                                   -------------
 Total expenses                                                      11,634,955
 Less reduction to custodian expenses                                    (2,551)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                          (97,900)
                                                                   -------------
 Net expenses                                                        11,534,504


--------------------------------------------------------------------------------
 Net Investment Loss                                                 (2,813,190)


--------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:

 Investments                                                        (67,453,821)
 Foreign currency transactions                                          309,358
                                                                   -------------
 Net realized loss                                                  (67,144,463)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments                                                        182,538,096
 Translation of assets and liabilities
 denominated in foreign currencies                                    1,269,389
                                                                   -------------
 Net change in unrealized appreciation                              183,807,485


--------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations              $113,849,832
                                                                   =============


 See accompanying Notes to Financial Statements.


34  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended July 31,                                            2003                     2002
----------------------------------------------------------------------------------------------
 Operations

 Net investment loss                                    $ (2,813,190)            $ (3,290,757)
----------------------------------------------------------------------------------------------
 Net realized loss                                       (67,144,463)             (36,196,763)
----------------------------------------------------------------------------------------------
 Net change in unrealized appreciation
 (depreciation)                                          183,807,485              (46,081,111)
                                                        --------------------------------------
 Net increase (decrease) in net assets
 resulting from operations                               113,849,832              (85,568,631)

----------------------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase in net assets resulting from beneficial
 interest transactions:
 Class A                                                 140,766,279              222,412,681
 Class B                                                  41,118,144              140,078,561
 Class C                                                  33,442,684              117,316,115
 Class N                                                   6,495,545                5,953,972
 Class Y                                                   1,145,255                3,017,289

----------------------------------------------------------------------------------------------
 Net Assets

 Total increase                                          336,817,739              403,209,987
----------------------------------------------------------------------------------------------
 Beginning of period                                     617,437,735              214,227,748
                                                        --------------------------------------
 End of period [including accumulated
 net investment loss of $52,948 for
 the year ended July 31, 2002]                          $954,255,474             $617,437,735
                                                        ======================================


 See accompanying Notes to Financial Statements.


35  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

 Class A        Year Ended July 31,                                2003         2002       2001 1
----------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                             $9.28       $10.47       $10.00
----------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income (loss)                                      (.01)        (.04)          -- 2
 Net realized and unrealized gain (loss)                           1.43        (1.15)         .48
                                                                 -----------------------------------
 Total from investment operations                                  1.42        (1.19)         .48
----------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --           --         (.01)
----------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $10.70        $9.28       $10.47
                                                                 ===================================

----------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 3                               15.30%      (11.37)%       4.76%


----------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                      $501,277     $300,244     $119,194
----------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $362,221     $248,681     $ 48,406
----------------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment loss                                              (0.02)%      (0.36)%      (0.11)%
 Expenses, gross                                                   1.23%        1.30%        1.33%
 Expenses, net                                                     1.23% 5      1.30% 5,6    1.33% 5
----------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                            165%         165%          92%



1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

36  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND


 Class B        Year Ended July 31,                                2003            2002           2001 1
-----------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                            $ 9.15          $10.40           $10.00
-----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                               (.07)           (.06)            (.03)
 Net realized and unrealized gain (loss)                           1.39           (1.19)             .43
                                                                 ------------------------------------------
 Total from investment operations                                  1.32           (1.25)             .40
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --              --               --
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $10.47           $9.15           $10.40
                                                                 ==========================================

-----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                               14.43%         (12.02)%           4.00%

-----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                      $237,002        $167,906          $51,412
-----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $187,066        $117,801          $17,362
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                              (0.85)%         (1.11)%          (0.99)%
 Expenses, gross                                                   2.12%           2.05%            2.15%
 Expenses, net                                                     2.07% 4,5       2.05% 4,6        2.15% 4
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                            165%            165%              92%



1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
6. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

37  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued



 Class C        Year Ended July 31,                                2003            2002           2001 1
-----------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                             $9.15          $10.40           $10.00
-----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                               (.06)           (.06)            (.03)
 Net realized and unrealized gain (loss)                           1.39           (1.19)             .43
                                                                 ------------------------------------------
 Total from investment operations                                  1.33           (1.25)             .40
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --              --               --
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $10.48           $9.15           $10.40
                                                                 ==========================================

-----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                               14.54%         (12.02)%           4.00%

-----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                      $198,180        $141,434          $43,613
-----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                             $159,105        $ 97,899          $16,456
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                              (0.73)%         (1.11)%          (0.98)%
 Expenses, gross                                                   1.95%           2.05%            2.15%
 Expenses, net                                                     1.95% 4         2.05% 4,5        2.15% 4
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                            165%            165%              92%



1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

38  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND


 Class N        Year Ended July 31,                                2003            2002           2001 1
-----------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                            $ 9.23          $10.45          $  9.84
-----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:

 Net investment loss                                               (.03)           (.03)            (.01)
 Net realized and unrealized gain (loss)                           1.42           (1.19)             .62
                                                                 ------------------------------------------
 Total from investment operations                                  1.39           (1.22)             .61
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --              --               --
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $10.62           $9.23           $10.45
                                                                 ==========================================

-----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                               15.06%         (11.67)%           6.20%

-----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                       $13,369          $5,158               $8
-----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                              $ 8,524          $2,026               $3
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                              (0.30)%         (0.67)%          (0.64)%
 Expenses, gross                                                   1.49%           1.58%            1.57%
 Expenses, net                                                     1.49% 4         1.58% 4,5        1.57% 4
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                            165%            165%              92%



1. For the period from March 1, 2001 (inception of offering) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.

39  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS  Continued



 Class Y        Year Ended July 31,                                2003            2002           2001 1
-----------------------------------------------------------------------------------------------------------
 Per Share Operating Data

 Net asset value, beginning of period                            $ 9.31          $10.48          $ 10.00
-----------------------------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income (loss)                                       .02            (.03)             .02
 Net realized and unrealized gain (loss)                           1.46           (1.14)             .47
                                                                 ------------------------------------------
 Total from investment operations                                  1.48           (1.17)             .49
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                --              --             (.01)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                  $10.79           $9.31           $10.48
                                                                 ==========================================

-----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                               15.90%         (11.16)%           4.94%

-----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                        $4,428          $2,696               $1
-----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                               $3,102          $1,953               $1
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                                      0.44%          (0.07)%           0.35%
 Expenses, gross                                                   0.77%           1.04%          168.30% 4
 Expenses, net                                                     0.77% 5         1.00% 5,6        1.01% 5
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                            165%            165%              92%



1. For the period from September 25, 2000 (commencement of operations) to July 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Added since July 31, 2001 to reflect expenses before reduction to custodian expenses and voluntary waiver of transfer agent fees.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

40  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Main Street Opportunity Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

41  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of investment for federal income tax purposes.

                                                                            Net Unrealized
            Undistributed                                               Appreciation Based
            Net           Undistributed             Accumulated      on Cost of Securities
            Investment        Long-Term                    Loss         for Federal Income
            Income                 Gain      Carryforward 1,2,3               Tax Purposes
            ------------------------------------------------------------------------------
            $--                     $--            $103,602,101               $145,915,578

 1. As of July 31, 2003, the Fund had $79,504,753 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ----------------------
                              2009       $    66,509
                              2010         8,390,169
                              2011        71,048,075
                                         -----------
                              Total      $79,504,753
                                         ===========

 2. During the fiscal years ended July 31, 2003 and July 31, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of July 31, 2003, the Fund had $24,097,348 of post-October losses available to offset future capital gains, if any. Such losses, if unutilized, will expire in 2012.

42  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2003. Net assets of the Fund were unaffected by the reclassifications.

                 From                     To                                           Net
                 Ordinary            Capital         Tax Return                 Investment
                 Loss                   Loss         of Capital                       Loss
------------------------------------------------------------------------------------------
                 $2,866,138         $209,393                $--                 $2,656,747

 No distributions were paid during the years ended July 31, 2003 and July 31, 2002.

 The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investments for federal income tax purposes as of July 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                     Federal Tax Cost                           $812,551,245
                                                                ============

                     Gross unrealized appreciation              $160,595,716
                     Gross unrealized depreciation               (14,680,138)
                                                                ------------
                     Net unrealized appreciation                $145,915,578
                                                                ============

--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

43  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest

 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                              Year Ended July 31, 2003                Year Ended July 31, 2002
                              Shares            Amount              Shares              Amount
-----------------------------------------------------------------------------------------------
 Class A
 Sold                     30,151,690     $ 283,177,487          29,059,391        $302,266,820
 Redeemed                (15,652,085)     (142,411,208)         (8,078,574)        (79,854,139)
                         ----------------------------------------------------------------------
 Net increase             14,499,605     $ 140,766,279          20,980,817        $222,412,681
                         ======================================================================

-----------------------------------------------------------------------------------------------
 Class B
 Sold                     10,206,409     $  93,887,151          16,915,660        $174,980,623
 Redeemed                 (5,905,136)      (52,769,007)         (3,512,159)        (34,902,062)
                         ----------------------------------------------------------------------
 Net increase              4,301,273     $  41,118,144          13,403,501        $140,078,561
                         ======================================================================

-----------------------------------------------------------------------------------------------
 Class C
 Sold                      8,363,125     $  76,878,026          12,927,278        $133,523,194
 Redeemed                 (4,901,031)      (43,435,342)         (1,663,631)        (16,207,079)
                         ----------------------------------------------------------------------
 Net increase              3,462,094     $  33,442,684          11,263,647        $117,316,115
                         ======================================================================

-----------------------------------------------------------------------------------------------
 Class N
 Sold                        856,590     $   7,950,997             639,562        $  6,758,151
 Redeemed                   (156,646)       (1,455,452)            (81,811)           (804,179)
                         ----------------------------------------------------------------------
 Net increase                699,944     $   6,495,545             557,751        $  5,953,972
                         ======================================================================

-----------------------------------------------------------------------------------------------
 Class Y
 Sold                        246,796     $   2,311,010             324,758        $  3,374,585
 Redeemed                   (125,691)       (1,165,755)            (35,407)           (357,296)
                         ----------------------------------------------------------------------
 Net increase                121,105     $   1,145,255             289,351        $  3,017,289
                         ======================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2003, were $1,397,013,686 and $1,175,229,859, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, and 0.60% of average annual net assets in excess of $800 million.

44  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2003, the Fund paid $1,956,490 to OFS for services to the Fund.

    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate            Class A        Concessions      Concessions       Concessions      Concessions
                      Front-End          Front-End         on Class A       on Class B        on Class C       on Class N
                  Sales Charges      Sales Charges             Shares           Shares            Shares           Shares
                     on Class A        Retained by        Advanced by      Advanced by       Advanced by      Advanced by
 Year Ended              Shares        Distributor      Distributor 1    Distributor 1     Distributor 1    Distributor 1
-------------------------------------------------------------------------------------------------------------------------
 July 31, 2003       $1,461,338           $421,853            $52,085       $1,971,274          $502,343          $46,862

1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                             Class A               Class B            Class C                Class N
                          Contingent            Contingent         Contingent             Contingent
                            Deferred              Deferred           Deferred               Deferred
                       Sales Charges         Sales Charges      Sales Charges          Sales Charges
                         Retained by           Retained by        Retained by            Retained by
 Year Ended              Distributor           Distributor        Distributor            Distributor
----------------------------------------------------------------------------------------------------
 July 31, 2003               $11,171              $514,149            $40,371                 $8,593


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended July 31, 2003, expense under the Class A Plan totaled $909,344, all of which were paid by the Distributor to recipients, which included $503 retained by the Distributor and $37,501 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

45  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

NOTES TO FINANCIAL STATEMENTS  Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued

 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended July 31, 2003, were as follows:

                                                                                       Distributor's
                                                                 Distributor's             Aggregate
                                                                     Aggregate          Unreimbursed
                                                                  Unreimbursed         Expenses as %
                      Total Payments        Amount Retained           Expenses         of Net Assets
                          Under Plan         by Distributor         Under Plan              of Class
----------------------------------------------------------------------------------------------------
 Class B Plan             $1,868,759             $1,574,512         $5,604,364                 2.36%
 Class C Plan              1,589,495                641,330          1,909,156                  0.96
 Class N Plan                 42,505                 37,293            213,930                  1.60


--------------------------------------------------------------------------------
 5. Foreign Currency Contracts

 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

    As of July 31, 2003, the Fund had no outstanding foreign currency contracts.

46  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities

 As of July 31, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of July 31, 2003 was $660,694, which represents 0.07% of the Fund's net assets, of which $651,481 is considered restricted. Information concerning restricted securities is as follows:

                                  Acquisition                       Valuation as of           Unrealized
 Security                                Date            Cost         July 31, 2003         Depreciation
--------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Esprit Exploration Ltd.               6/4/02        $661,668              $651,481              $10,187


47  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

INDEPENDENT AUDITORS' REPORT

--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer Main Street Opportunity Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Opportunity Fund, including the statement of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Opportunity Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.

 Deloitte & Touche LLP

 Denver, Colorado
 August 21, 2003

48  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

FEDERAL INCOME TAX INFORMATION  Unaudited

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

49  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited

Name, Position(s) Held with           Principal Occupation(s) During Past 5 Years; Other Trusteeships/Directorships
Fund, Length of Service, Age          Held by Trustee; Number of Portfolios in Fund Complex Currently Overseen by
                                      Trustee

INDEPENDENT                           The address of each Trustee in the chart below is 6803 S. Tucson Way,
TRUSTEES                              Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

James C. Swain,                       Formerly, Chief Executive Officer (until August 27, 2002) of the Board II Funds,
Chairman and Trustee                  Vice Chairman (until January 2, 2002) of OppenheimerFunds, Inc. (the Manager)
(since 2000)                          and President and a director (until 1997) of Centennial Asset Management
Age: 69                               Corporation (a wholly-owned investment advisory subsidiary of the Manager).
                                      Oversees 43 portfolios in the OppenheimerFunds complex.

William L. Armstrong,                 Chairman of the following private mortgage banking companies: Cherry Creek
Vice Chairman (since 2003)            Mortgage Company (since 1991), Centennial State Mortgage Company (since 1994),
and Trustee (since 2000)              The El Paso Mortgage Company (since 1993), Transland Financial Services, Inc.
Age: 66                               (since 1997); Chairman of the following private companies: Great Frontier
                                      Insurance (insurance agency) (since 1995), Ambassador Media Corporation and
                                      Broadway Ventures (since 1984); a director of the following public companies:
                                      Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992)
                                      and UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a
                                      Director/Trustee of Campus Crusade for Christ and the Bradley Foundation.
                                      Formerly a director of the following: Storage Technology Corporation (a publicly-held computer equipment company) (1991-February 2003), and
                                      International Family Entertainment (television channel) (1992-1997), Frontier
                                      Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier
                                      Title (title insurance agency) (1995-June 1999); a U.S. Senator (January
                                      1979-January 1991). Oversees 43 portfolios in the OppenheimerFunds complex.

Robert G. Avis,                       Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner
Trustee (since 2000)                  of private equity funds) (until February 2001); Chairman, President and Chief
Age: 72                               Executive Officer of A.G. Edwards Capital, Inc. (until March 2000); Vice
                                      Chairman and Director of A.G. Edwards, Inc. and Vice Chairman of A.G. Edwards &
                                      Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of
                                      A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                      (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and
                                      A.G. Edwards Trust Company. Oversees 43 portfolios in the OppenheimerFunds complex.

George C. Bowen,                      Formerly (until April 1999): Senior Vice President (from September 1987) and
Trustee (since 2000)                  Treasurer (from March 1985) of the Manager; Vice President (from June 1983) and
Age: 66                               Treasurer (since March 1985) of OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since February 1992), Treasurer (since
                                      July 1991) Assistant Secretary and a director (since December 1991) of
                                      Centennial Asset Management Corporation; Vice President (since October 1989) and
                                      Treasurer (since April 1986) of HarbourView Asset Management Corporation (an
                                      investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January 1990) of Centennial Capital Corporation (an
                                      investment advisory subsidiary of the Manager); Vice President and Treasurer
                                      (since August 1978) and Secretary (since April 1981) of Shareholder Services,
                                      Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and
                                      Secretary (since November 1989) of Shareholder Financial Services, Inc. (a
                                      transfer agent subsidiary of the Manager); Assistant Treasurer (since March
                                      1998) of Oppenheimer Acquisition Corp. (the Manager's parent corporation);
                                      Treasurer (since November 1989) of Oppenheimer Partnership Holdings, Inc. (a
                                      holding company subsidiary of the Manager);


50  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND


George C. Bowen,                      Vice President and Treasurer (since July 1996) of Oppenheimer Real Asset
Continued                             Management, Inc. (an investment advisory subsidiary of the Manager); Chief
                                      Executive Officer and director (since March 1996) of MultiSource Services, Inc.
                                      (a broker-dealer subsidiary of the Manager); Treasurer (since October 1997) of
                                      OppenheimerFunds International Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the Manager). Oversees 43 portfolios in the
                                      OppenheimerFunds complex.

Edward L. Cameron,                    A member of The Life Guard of Mount Vernon, George Washington's home (since June
Trustee (since 2000)                  2000). Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and its
Age: 64                               subsidiaries (a privately held biotech company); a partner with
                                      PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman
                                      (from 1994-1998), Price Waterhouse LLP Global Investment Management Industry
                                      Services Group. Oversees 43 portfolios in the OppenheimerFunds complex.

Jon S. Fossel,                        Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a
Trustee (since 2000)                  not-for-profit foundation); and a director (since October 1999) of P.R.
Age: 61                               Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October
                                      1996) and President and Chief Executive Officer (until October 1995) of the
                                      Manager; President, Chief Executive Officer and a director of Oppenheimer
                                      Acquisition Corp., Shareholders Services Inc. and Shareholder Financials
                                      Services, Inc. (until October 1995). Oversees 43 portfolios in the
                                      OppenheimerFunds complex.

Sam Freedman,                         Director of Colorado Uplift (a non-profit charity) (since September 1984).
Trustee (since 2000)                  Formerly (until October 1994) Mr. Freedman held several positions in subsidiary
Age: 62                               or affiliated companies of the Manager. Oversees 43 portfolios in the
                                      OppenheimerFunds complex.

Beverly L. Hamilton,                  Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2002)                  Investment Fund (open-end investment companies); Director of MML Services (since
Age: 56                               April 1987) and America Funds Emerging Markets Growth Fund (since October 1991)
                                      (both are investment companies), The California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula,
                                      (since February 2002); a trustee (since February 2000) of Monterey International
                                      Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit.
                                      Mrs. Hamilton also is a member of the investment committees of the Rockefeller
                                      Foundation, the University of Michigan and Hartford Hospital. Formerly,
                                      President (February 1991-April 2000) ARCO Investment Management Company.
                                      Oversees 44 portfolios in the OppenheimerFunds complex.

Robert J. Malone,                     Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S.
Trustee (since 2002)                  Exploration, Inc., (since 1997), Colorado UpLIFT (a non-profit organization)
Age: 58                               (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of U.S. Bank (a subsidiary of
                                      U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April 1, 1999) and
                                      a director of Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 44
                                      portfolios in the OppenheimerFunds complex.

F. William Marshall, Jr.,             Trustee (since 1996) of MassMutual Institutional Funds and of MML Series
Trustee (since 2000)                  Investment Fund (open-end investment companies); Trustee (since 1987), Chairman
Age: 61                               of the Board (since 2003) and Chairman of the investment committee (since 1994)
                                      for the Worcester Polytech Institute; President and Treasurer (since



51  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

TRUSTEES AND OFFICERS  Unaudited / Continued


F. William Marshall, Jr.,             January 1999) of the SIS Fund (a private not for profit charitable fund);
Continued                             Trustee (since 1995) of the Springfield Library and Museum Association; Trustee
                                      (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts
                                      (1998 - 2003); Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B.
                                      (formerly SIS Bank); President, Chief Executive Officer and Director (May
                                      1993-December 1998) of SIS Bankcorp, Inc. and SIS Bank (formerly Springfield
                                      Institution for Savings) and Executive Vice President (January 1999-July 1999)
                                      of Peoples Heritage Financial Group, Inc. Oversees 43 portfolios in the
                                      OppenheimerFunds complex.

-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                    The address of Mr. Murphy in the chart below is 498 Seventh Avenue, New York, NY
AND OFFICER                           10018. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

John V. Murphy,                       Chairman, Chief Executive Officer and director (since June 2001) and President
President and Trustee                 (since September 2000) of the Manager; President and a director or trustee of
(since 2001)                          other Oppenheimer funds; President and a director (since July 2001) of
Age: 54                               Oppenheimer Acquisition Corp. and of Oppenheimer Partnership Holdings, Inc.; a
                                      director (since November 2001) of OppenheimerFunds Distributor, Inc.; Chairman
                                      and a director (since July 2001) of Shareholder Services, Inc. and of
                                      Shareholder Financial Services, Inc.; President and a director (since July 2001)
                                      of OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of
                                      OppenheimerFunds, Inc.: OFI Institutional Asset Management, Inc. and Centennial
                                      Asset Management Corporation (since November 2001), HarbourView Asset Management
                                      Corporation and OFI Private Investments, Inc. (since July 2001); President
                                      (since November 1, 2001) and a director (since July 2001) of Oppenheimer Real
                                      Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                      Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager); Executive Vice President (since February 1997) of Massachusetts
                                      Mutual Life Insurance Company (the Manager's parent company); a director (since
                                      June 1995) of DLB Acquisition Corporation (a holding company that owns shares of
                                      David L. Babson & Company, Inc.); formerly, Chief Operating Officer (September
                                      2000-June 2001) of the Manager; President and trustee (November 1999-November
                                      2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life
                                      Insurance Company; President, Chief Executive Officer and director (September
                                      1999-August 2000) of MML Bay State Life Insurance Company; a director (June
                                      1989-June 1998) of Emerald Isle Bancorp and Hibernia Savings Bank (a
                                      wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 73 portfolios in the
                                      OppenheimerFunds complex.


----------------------------------------------------------------------------------------------------------------------------
OFFICERS                              The address of the Officers in the chart below is as follows: for Messrs.
                                      Albers, Monoyios and Zack, 498 Seventh Avenue, New York, NY 10018, for Mr.
                                      Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

Charles Albers,                       Senior Vice President (since April 1998) of the Manager; a Certified Financial
Vice President (since 2000)           Analyst; an officer of 6 portfolios in the OppenheimerFunds complex; formerly a
Age: 62                               Vice President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (1972 -
                                      April 1998).


52  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND


Nikolaos D. Monoyios,                 Vice President of the Manager (since April 1998); an officer of 4 portfolios in
Vice President (since 2000)           the OppenheimerFunds complex; a Certified Financial Analyst; formerly a Vice
Age: 53                               President and portfolio manager for Guardian Investor Services, the investment management subsidiary of The Guardian Life Insurance Company (1979 - March
                                      1998).

Brian W. Wixted,                      Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer
Treasurer (since 1999)                (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Age: 43                               Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder
                                      Financial Services, Inc., Oppenheimer Partnership Holdings, Inc., OFI Private
                                      Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and
                                      OppenheimerFunds plc (offshore fund management subsidiary of the Manager) (since
                                      May 2000) and OFI Institutional Asset Management, Inc. (since November 2000);
                                      Treasurer and Chief Financial Officer (since May 2000) of Oppenheimer Trust
                                      Company (a trust company subsidiary of the Manager); Assistant Treasurer (since
                                      March 1999) of Oppenheimer Acquisition Corp. and OppenheimerFunds Legacy Program
                                      (since April 2000); formerly Principal and Chief Operating Officer (March
                                      1995-March 1999), Bankers Trust Company-Mutual Fund Services Division. An
                                      officer of 89 portfolios in the OppenheimerFunds complex.

Robert G. Zack,                       Senior Vice President (since May 1985) and General Counsel (since February 2002)
Vice President & Secretary            of the Manager; General Counsel and a director (since November 2001) of
(since 2001)                          OppenheimerFunds Distributor, Inc.; Senior Vice President and General Counsel
Age: 54                               (since November 2001) of HarbourView Asset Management Corporation; Vice
                                      President and a director (since November 2000) of Oppenheimer Partnership
                                      Holdings, Inc.; Senior Vice President, General Counsel and a director (since
                                      November 2001) of Shareholder Services, Inc., Shareholder Financial Services,
                                      Inc., OFI Private Investments, Inc., Oppenheimer Trust Company and OFI
                                      Institutional Asset Management, Inc.; General Counsel (since November 2001) of
                                      Centennial Asset Management Corporation; a director (since November 2001) of
                                      Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director
                                      (since November 2001) of OppenheimerFunds International Ltd.; Vice President
                                      (since November 2001) of OppenheimerFunds Legacy Program; Secretary (since
                                      November 2001) of Oppenheimer Acquisition Corp.; formerly Acting General Counsel
                                      (November 2001-February 2002) and Associate General Counsel (May 1981-October
                                      2001) of the Manager; Assistant Secretary of Shareholder Services, Inc. (May
                                      1985-November 2001), Shareholder Financial Services, Inc. (November
                                      1989-November 2001); OppenheimerFunds International Ltd. And OppenheimerFunds
                                      plc (October 1997-November 2001). An officer of 89 portfolios in the
                                      OppenheimerFunds complex.


The Fund's Statement of Additional Information contains additional information about the Fund's Trustee's and is available without charge upon request.

53  |  OPPENHEIMER MAIN STREET OPPORTUNITY FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Trustees of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Cameron as the Audit Committee's financial expert. Mr. Cameron is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

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ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)